 Nationwide(R) VL
Separate Account-C
  June 30, 2003

[LOGO] THE BEST OF AMERICA(R)
       America's FUTURE Life Series(SM)

                                                                  2003

                                                    Semi-Annual Report

--------------------------------------------------------------------------------

                                [LOGO] NATIONWIDE(R)

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio

VLOB-0173-6/03

                                     [LOGO]
                                 NATIONWIDE (R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VL Separate Account-C.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ----------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 45. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 40, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VL SEPARATE ACCOUNT- C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         103 shares (cost $804) ...........................................................    $       934
      American Century VP Balanced Fund - Class I (ACVPBal)
         40,646 shares (cost $227,515) ....................................................        251,598
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         64,447 shares (cost $370,247) ....................................................        405,372
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         1,331,957 shares (cost $8,259,431) ...............................................      7,578,835
      American Century VP International Fund - Class I (ACVPInt)
         1,756,167 shares (cost $10,732,971) ..............................................      9,518,425
      American Century VP Ultra Fund - Class I (ACVPUltra)
         665 shares (cost $5,110) .........................................................          5,456
      American Century VP Value Fund - Class I (ACVPVal)
         1,146,228 shares (cost $7,660,736) ...............................................      7,576,566
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         5,612 shares (cost $42,655) ......................................................         48,374
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         22,710 shares (cost $147,403) ....................................................        172,368
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         76,083 shares (cost $543,461) ....................................................        553,123
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         13,970 shares (cost $147,090) ....................................................        148,085
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         59,106 shares (cost $527,069) ....................................................        652,530
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         78,213 shares (cost $867,081) ....................................................        962,804
      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         113 shares (cost $1,489) .........................................................          1,522
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         284 shares (cost $2,894) .........................................................          3,061
      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         14,873 shares (cost $280,825) ....................................................        309,944
      Dreyfus Stock Index Fund (DryStkIx)
         1,274,396 shares (cost $35,119,652) ..............................................     31,732,462
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         170,876 shares (cost $5,570,163) .................................................      5,334,748
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         21,988 shares (cost $349,550) ....................................................        389,404
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         574 shares (cost $5,890) .........................................................          6,167
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         233,403 shares (cost $1,726,405) .................................................      1,801,870

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         228,339 shares (cost $2,667,394) .................................................    $ 2,708,097
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         10,878 shares (cost $182,512) ....................................................        214,181
      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         227,803 shares (cost $4,316,334) .................................................      4,474,059
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         172,630 shares (cost $5,459,970) .................................................      4,576,434
      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         586,585 shares (cost $21,483,291) ................................................     15,491,710
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         285,741 shares (cost $1,648,790) .................................................      1,828,742
      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         404,013 shares (cost $2,399,143) .................................................      2,577,603
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         34,771 shares (cost $455,672) ....................................................        417,251
      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         205,540 shares (cost $2,563,110) .................................................      2,458,254
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         230,691 shares (cost $3,014,467) .................................................      3,114,325
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         17,413 shares (cost $314,104) ....................................................        343,553
      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         280,357 shares (cost $5,385,723) .................................................      5,517,419
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         79,521 shares (cost $1,067,496) ..................................................      1,042,521
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         72,902 shares (cost $997,773) ....................................................        955,752
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         3,445 shares (cost $28,729) ......................................................         33,069
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         33,246 shares (cost $315,207) ....................................................        331,134
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         90,320 shares (cost $253,420) ....................................................        271,862
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         3,351,097 shares (cost $41,308,568) ..............................................     41,553,600
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         243,527 shares (cost $1,859,778) .................................................      2,106,511
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         171 shares (cost $1,329) .........................................................          1,534
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         29,976 shares (cost $293,824) ....................................................        302,760
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         160 shares (cost $1,393) .........................................................          1,532
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         166 shares (cost $1,358) .........................................................          1,533
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         155 shares (cost $1,443) .........................................................          1,534
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         39,460,789 shares (cost $39,460,789) .............................................     39,460,789

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT- C

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         51,543,696 shares (cost $51,543,696) .............................................    $51,543,696
      Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I (NWGVITStrVal)
         55,143 shares (cost $463,541) ....................................................        455,481
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         268,446 shares (cost $2,747,136) .................................................      3,003,912
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         534,637 shares (cost $4,892,656) .................................................      4,699,456
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         435,649 shares (cost $7,864,622) .................................................      7,732,775
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         526,031 shares (cost $4,319,770) .................................................      4,765,843
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,606 shares (cost $30,254) ......................................................         34,542
      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         131,702 shares (cost $1,415,537) .................................................      1,515,887
      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         84,747 shares (cost $692,370) ....................................................        736,452
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         45,316 shares (cost $969,064) ....................................................      1,015,975
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         47,066 shares (cost $818,392) ....................................................        880,139
      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         300,163 shares (cost $934,453) ...................................................        855,463
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         44,622 shares (cost $828,068) ....................................................        808,548
      MAS GVIT (formerly Nationwide(R)SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)
         244,947 shares (cost $2,264,012) .................................................      2,383,334
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         57,284 shares (cost $613,066) ....................................................        611,218
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         34,603 shares (cost $265,666) ....................................................        313,846
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         137,340 shares (cost $1,901,267) .................................................      1,675,550
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         20,758 shares (cost $277,728) ....................................................        285,636
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,836 shares (cost $1,645,013) .................................................      1,810,847
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         240,419 shares (cost $3,379,822) .................................................      3,226,418
      One Group(R)IT Mid Cap Growth Portfolio (ONEMidCap)
         38,352 shares (cost $477,041) ....................................................        526,185
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         169,573 shares (cost $6,619,709) .................................................      5,636,600
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         107,003 shares (cost $1,184,753) .................................................      1,203,784
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         317,495 shares (cost $11,421,419) ................................................      9,454,996

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         59,422 shares (cost $983,989) ....................................................   $  1,164,082
      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         12,712 shares (cost $204,889) ....................................................        212,537
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         33,075 shares (cost $413,029) ....................................................        469,340
      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         308,932 shares (cost $3,160,425) .................................................      3,200,540
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         94,820 shares (cost $1,143,897) ..................................................      1,177,661
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         1,774,439 shares (cost $18,518,995) ..............................................     18,667,094
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         11,190 shares (cost $115,556) ....................................................        120,847
      Royce Capital Fund - Micro Cap (RoyMicro)
         151,928 shares (cost $1,133,974) .................................................      1,350,641
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         26,303 shares (cost $434,922) ....................................................        492,923
      Strong Opportunity Fund II, Inc. (StOpp2)
         520,429 shares (cost $8,057,918) .................................................      8,384,104
      Strong VIF - Strong Discovery Fund II (StDisc2)
         9,689 shares (cost $88,130) ......................................................         99,507
      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         75,768 shares (cost $1,264,708) ..................................................      1,347,148
      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         107,881 shares (cost $1,542,027) .................................................      1,828,577
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         3,433 shares (cost $40,780) ......................................................         42,671
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         37,118 shares (cost $288,417) ....................................................        322,923
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         3,913 shares (cost $37,787) ......................................................         42,765
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         78,766 shares (cost $583,120) ....................................................        654,547
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         7,184 shares (cost $45,341) ......................................................         51,220
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         139,897 shares (cost $1,682,949) .................................................      1,807,466
                                                                                              ------------
         Total Investments ................................................................    343,852,583
   Accounts Receivable ....................................................................             --
                                                                                              ------------
         Total Assets .....................................................................    343,852,583
Accounts Payable ..........................................................................            585
                                                                                              ------------
Contract Owners' Equity (note 7) ..........................................................   $343,851,998
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total       AIMBVF   AllVGroInc   ACVPBal
                                                      -------------   ------   ----------   -------
Investment activity:
   Reinvested dividends ...........................   $   3,006,570      --           --      6,455
   Mortality and expense risk charges (note 3) ....        (472,860)     --          (28)      (304)
                                                      -------------    ----     --------    -------
      Net investment income (loss) ................       2,533,710      --          (28)     6,151
                                                      -------------    ----     --------    -------

   Proceeds from mutual fund shares sold ..........     133,127,569     139      206,623     27,650
   Cost of mutual fund shares sold ................    (143,808,702)   (139)    (196,494)   (27,866)
                                                      -------------    ----     --------    -------
      Realized gain (loss) on investments .........     (10,681,133)     --       10,129       (216)
   Change in unrealized gain (loss)
      on investments ..............................      30,357,860     130           67     15,482
                                                      -------------    ----     --------    -------
      Net gain (loss) on investments ..............      19,676,727     130       10,196     15,266
                                                      -------------    ----     --------    -------
   Reinvested capital gains .......................          64,400      --           --         --
                                                      -------------    ----     --------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $  22,274,837     130       10,168     21,417
                                                      =============    ====     ========    =======

                                                      ACVPCapAp    ACVPIncGr     ACVPInt    ACVPUltra
                                                      ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................         --       101,782       66,063       --
   Mortality and expense risk charges (note 3) ....       (522)       (7,594)     (14,629)      (2)
                                                       -------    ----------   ----------     ----
      Net investment income (loss) ................       (522)       94,188       51,434       (2)
                                                       -------    ----------   ----------     ----

   Proceeds from mutual fund shares sold ..........     69,203     1,723,401    2,901,861      274
   Cost of mutual fund shares sold ................    (81,330)   (2,133,205)  (3,982,648)    (247)
                                                       -------    ----------   ----------     ----
      Realized gain (loss) on investments .........    (12,127)     (409,804)  (1,080,787)      27
   Change in unrealized gain (loss)
      on investments ..............................     40,123     1,131,418    1,369,926      347
                                                       -------    ----------   ----------     ----
      Net gain (loss) on investments ..............     27,996       721,614      289,139      374
                                                       -------    ----------   ----------     ----
   Reinvested capital gains .......................         --            --           --       --
                                                       -------    ----------   ----------     ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     27,474       815,802      340,573      372
                                                       =======    ==========   ==========     ====

                                                        ACVPVal     BCAT     CVSSEP     ComGVITVal
                                                      -----------   ----   ----------   ----------
Investment activity:
   Reinvested dividends ...........................   $    76,805    --            --        289
   Mortality and expense risk charges (note 3) ....        (9,116)   --        (1,154)       (61)
                                                      -----------   ---    ----------     ------
      Net investment income (loss) ................        67,689    --        (1,154)       228
                                                      -----------   ---    ----------     ------

   Proceeds from mutual fund shares sold ..........     2,489,224    97     2,897,679      4,487
   Cost of mutual fund shares sold ................    (2,809,612)  (97)   (3,125,496)    (4,320)
                                                      -----------   ---    ----------     ------
      Realized gain (loss) on investments .........      (320,388)   --      (227,817)       167
   Change in unrealized gain (loss)
      on investments ..............................       865,326    --        78,830      5,500
                                                      -----------   ---    ----------     ------
      Net gain (loss) on investments ..............       544,938    --      (148,987)     5,667
                                                      -----------   ---    ----------     ------
   Reinvested capital gains .......................            --    --            --         --
                                                      -----------   ---    ----------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   612,627    --      (150,141)     5,895
                                                      ===========   ===    ==========     ======

                                                       CSGPVen    CSIntEq    CSLCapV   CSSmCapGr
                                                      --------   --------   --------   ---------
Investment activity:
   Reinvested dividends ...........................         --         --         --         --
   Mortality and expense risk charges (note 3) ....       (249)      (155)      (231)      (698)
                                                      --------   --------   --------    -------
      Net investment income (loss) ................       (249)      (155)      (231)      (698)
                                                      --------   --------   --------    -------

   Proceeds from mutual fund shares sold ..........    183,417    373,656    151,001     17,510
   Cost of mutual fund shares sold ................   (201,106)  (365,692)  (196,162)   (14,958)
                                                      --------   --------   --------    -------
      Realized gain (loss) on investments .........    (17,689)     7,964    (45,161)     2,552
   Change in unrealized gain (loss)
      on investments ..............................     48,850      7,453     53,271    101,834
                                                      --------   --------   --------    -------
      Net gain (loss) on investments ..............     31,161     15,417      8,110    104,386
                                                      --------   --------   --------    -------
   Reinvested capital gains .......................         --         --         --         --
                                                      --------   --------   --------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     30,912     15,262      7,879    103,688
                                                      ========   ========   ========    =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      DryMidCapIx   DryEuroEq   DryMidCapStk   DrySmCapIxS
                                                      -----------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ...........................    $   1,960       --              --             --
   Mortality and expense risk charges (note 3) ....       (1,190)      --             (27)           (39)
                                                       ---------      ---        --------       --------
      Net investment income (loss) ................          770       --             (27)           (39)
                                                       ---------      ---        --------       --------

   Proceeds from mutual fund shares sold ..........      511,655       --         115,166        147,475
   Cost of mutual fund shares sold ................     (624,722)      --        (108,493)      (161,052)
                                                       ---------      ---        --------       --------
      Realized gain (loss) on investments .........     (113,067)      --           6,673        (13,577)
   Change in unrealized gain (loss)
      on investments ..............................      219,975       --              33            167
                                                       ---------      ---        --------       --------
      Net gain (loss) on investments ..............      106,908       --           6,706        (13,410)
                                                       ---------      ---        --------       --------
   Reinvested capital gains .......................           --       --              --             --
                                                       ---------      ---        --------       --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    $ 107,678       --           6,679        (13,449)
                                                       =========      ===        ========       ========

                                                      DrySRGro    DryStkIx     DryVIFApp    DryIntVal
                                                      --------   ----------   ----------    ---------
Investment activity:
   Reinvested dividends ...........................         18      221,850        1,126         4
   Mortality and expense risk charges (note 3) ....       (375)     (38,305)      (7,291)       (3)
                                                       -------   ----------   ----------    ---------
      Net investment income (loss) ................       (357)     183,545       (6,165)        1
                                                       -------   ----------   ----------    ---------

   Proceeds from mutual fund shares sold ..........     39,373    5,480,681    1,338,421       742
   Cost of mutual fund shares sold ................    (44,894)  (7,744,481)  (1,592,161)     (760)
                                                       -------   ----------   ----------    ---------
      Realized gain (loss) on investments .........     (5,521)  (2,263,800)    (253,740)      (18)
   Change in unrealized gain (loss)
      on investments ..............................     34,344    5,463,024      646,701       277
                                                       -------   ----------   ----------    ---------
      Net gain (loss) on investments ..............     28,823    3,199,224      392,961       259
                                                       -------   ----------   ----------    ---------
   Reinvested capital gains .......................         --           --           --        --
                                                       -------   ----------   ----------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     28,466    3,382,769      386,796       260
                                                       =======   ==========   ==========    =========

                                                      DryVIFGrInc   FGVITHiInc    FedQualBd   FidVIPEI
                                                      -----------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ...........................     $  1,429       58,858       102,808      2,156
   Mortality and expense risk charges (note 3) ....         (439)      (2,337)       (3,760)      (205)
                                                        --------     --------    ----------    -------
      Net investment income (loss) ................          990       56,521        99,048      1,951
                                                        --------     --------    ----------    -------

   Proceeds from mutual fund shares sold ..........       65,337      447,541     1,268,431     32,460
   Cost of mutual fund shares sold ................      (70,157)    (445,477)   (1,217,388)   (31,119)
                                                        --------     --------    ----------    -------
      Realized gain (loss) on investments .........       (4,820)       2,064        51,043      1,341
   Change in unrealized gain (loss)
      on investments ..............................       29,503      126,336       (19,126)    21,607
                                                        --------     --------    ----------    -------
      Net gain (loss) on investments ..............       24,683      128,400        31,917     22,948
                                                        --------     --------    ----------    -------
   Reinvested capital gains .......................           --           --            --         --
                                                        --------     --------    ----------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     $ 25,673      184,921       130,965     24,899
                                                        ========     ========    ==========    =======

                                                       FidVIPEIS   FidVIPGr    FidVIPGrS    FidVIPHI
                                                      ----------   --------   ----------    --------
Investment activity:
   Reinvested dividends ...........................       57,412     11,556       30,410     104,321
   Mortality and expense risk charges (note 3) ....       (6,340)    (4,981)     (15,472)     (1,798)
                                                      ----------   --------   ----------    --------
      Net investment income (loss) ................       51,072      6,575       14,938     102,523
                                                      ----------   --------   ----------    --------

   Proceeds from mutual fund shares sold ..........    1,521,984    300,290      955,961     251,342
   Cost of mutual fund shares sold ................   (1,813,289)  (478,551)  (2,109,973)   (240,554)
                                                      ----------   --------   ----------    --------
      Realized gain (loss) on investments .........     (291,305)  (178,261)  (1,154,012)     10,788
   Change in unrealized gain (loss)
      on investments ..............................      762,906    687,897    2,929,742     116,077
                                                      ----------   --------   ----------    --------
      Net gain (loss) on investments ..............      471,601    509,636    1,775,730     126,865
                                                      ----------   --------   ----------    --------
   Reinvested capital gains .......................           --         --           --          --
                                                      ----------   --------   ----------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........      522,673    516,211    1,790,668     229,388
                                                      ==========   ========   ==========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidVIPHIS    FidVIPOv    FidVIPOvS   FidVIPAM
                                                      -----------   --------   ----------   --------
Investment activity:
   Reinvested dividends ...........................   $   204,410     3,512        21,306    106,015
   Mortality and expense risk charges (note 3) ....        (3,934)     (463)       (3,755)    (3,677)
                                                      -----------   -------    ----------   --------
      Net investment income (loss) ................       200,476     3,049        17,551    102,338
                                                      -----------   -------    ----------   --------

   Proceeds from mutual fund shares sold ..........     1,912,129    33,104     1,640,244    174,984
   Cost of mutual fund shares sold ................    (1,898,878)  (44,995)   (2,391,643)  (196,050)
                                                      -----------   -------    ----------   --------
      Realized gain (loss) on investments .........        13,251   (11,891)     (751,399)   (21,066)
   Change in unrealized gain (loss)
      on investments ..............................       176,404    47,381       972,281    205,727
                                                      -----------   -------    ----------   --------
      Net gain (loss) on investments ..............       189,655    35,490       220,882    184,661
                                                      -----------   -------    ----------   --------
   Reinvested capital gains .......................            --        --            --         --
                                                      -----------   -------    ----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   390,131    38,539       238,433    286,999
                                                      ===========   =======    ==========   ========

                                                      FidVIPCon   FidVIPConS   FidVIPGrOp  FidVIPGrOPS
                                                      ---------   ----------   ----------  -----------
Investment activity:
   Reinvested dividends ...........................       1,262       20,255       8,599       6,804
   Mortality and expense risk charges (note 3) ....        (318)      (8,089)     (1,228)     (1,507)
                                                       --------   ----------    --------    --------
      Net investment income (loss) ................         944       12,166       7,371       5,297
                                                       --------   ----------    --------    --------

   Proceeds from mutual fund shares sold ..........     129,169    2,712,244     139,746     282,366
   Cost of mutual fund shares sold ................    (136,083)  (3,457,487)   (180,394)   (388,475)
                                                       --------   ----------    --------    --------
      Realized gain (loss) on investments .........      (6,914)    (745,243)    (40,648)   (106,109)
   Change in unrealized gain (loss)
      on investments ..............................      28,533    1,176,813     146,742     206,313
                                                       --------   ----------    --------    --------
      Net gain (loss) on investments ..............      21,619      431,570     106,094     100,204
                                                       --------   ----------    --------    --------
   Reinvested capital gains .......................          --           --          --          --
                                                       --------   ----------    --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........      22,563      443,736     113,465     105,501
                                                       ========   ==========    ========    ========

                                                      FidVIPValStS   FTVIPFS   GVITEmMrkts   GVITGITech
                                                      ------------   -------   -----------   ----------
Investment activity:
   Reinvested dividends ...........................     $      --     5,677         --             --
   Mortality and expense risk charges (note 3) ....          (114)     (242)        --           (313)
                                                        ---------    ------        ---        -------
      Net investment income (loss) ................          (114)    5,435         --           (313)
                                                        ---------    ------        ---        -------

   Proceeds from mutual fund shares sold ..........       293,046     2,646        101         14,631
   Cost of mutual fund shares sold ................      (324,106)   (2,728)       (97)       (15,618)
                                                        ---------    ------        ---        -------
      Realized gain (loss) on investments .........       (31,060)      (82)         4           (987)
   Change in unrealized gain (loss)
      on investments ..............................         2,518    15,927         --         58,518
                                                        ---------    ------        ---        -------
      Net gain (loss) on investments ..............       (28,542)   15,845          4         57,531
                                                        ---------    ------        ---        -------
   Reinvested capital gains .......................            --        --         --             --
                                                        ---------    ------        ---        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     $ (28,656)   21,280          4         57,218
                                                        =========    ======        ===        =======

                                                      GVITGlUtl    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                      ---------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................       --          943,154          75         9
   Mortality and expense risk charges (note 3) ....       --          (84,268)     (2,664)       (1)
                                                         ---      -----------    --------      ----
      Net investment income (loss) ................       --          858,886      (2,589)        8
                                                         ---      -----------    --------      ----

   Proceeds from mutual fund shares sold ..........       98       46,016,545     419,956       806
   Cost of mutual fund shares sold ................      (97)     (44,410,163)   (517,266)     (804)
                                                         ---      -----------    --------      ----
      Realized gain (loss) on investments .........        1        1,606,382     (97,310)        2
   Change in unrealized gain (loss)
      on investments ..............................       --         (945,832)    423,541       204
                                                         ---      -----------    --------      ----
      Net gain (loss) on investments ..............        1          660,550     326,231       206
                                                         ---      -----------    --------      ----
   Reinvested capital gains .......................       --           64,400          --        --
                                                         ---      -----------    --------      ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .........        1        1,583,836     323,642       214
                                                         ===      ===========    ========      ====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                      ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ...........................    $ 3,493        13           11             16
   Mortality and expense risk charges (note 3) ....       (211)       (1)          (1)            (1)
                                                       -------      ----         ----           ----
      Net investment income (loss) ................      3,282        12           10             15
                                                       -------      ----         ----           ----

   Proceeds from mutual fund shares sold ..........      1,552       743          777            816
   Cost of mutual fund shares sold ................     (1,527)     (744)        (778)          (811)
                                                       -------      ----         ----           ----
      Realized gain (loss) on investments .........         25        (1)          (1)             5
   Change in unrealized gain (loss)
      on investments ..............................      8,937       139          176             91
                                                       -------      ----         ----           ----
      Net gain (loss) on investments ..............      8,962       138          175             96
                                                       -------      ----         ----           ----
   Reinvested capital gains .......................         --        --           --             --
                                                       -------      ----         ----           ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    $12,244       150          185            111
                                                       =======      ====         ====           ====

                                                      GVITIntGro    GVITMyMkt    GVITMyMkt5   NWGVITStrVal
                                                      ----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ...........................       --          148,797       224,321         166
   Mortality and expense risk charges (note 3) ....       --          (53,904)      (72,784)       (539)
                                                         ---       ----------   -----------     -------
      Net investment income (loss) ................       --           94,893       151,537        (373)
                                                         ---       ----------   -----------     -------

   Proceeds from mutual fund shares sold ..........       --        7,650,366    26,239,396      52,409
   Cost of mutual fund shares sold ................       --       (7,650,366)  (26,239,396)    (70,516)
                                                         ---       ----------   -----------     -------
      Realized gain (loss) on investments .........       --               --            --     (18,107)
   Change in unrealized gain (loss)
      on investments ..............................       --               --            --      78,624
                                                         ---       ----------   -----------     -------
      Net gain (loss) on investments ..............       --               --            --      60,517
                                                         ---       ----------   -----------     -------
   Reinvested capital gains .......................       --               --            --          --
                                                         ---       ----------   -----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........       --           94,893       151,537      60,144
                                                         ===       ==========   ===========     =======

                                                      GVITSmCapGr   GVITSmCapVal   GVITSmComp    GVITTotRt
                                                      -----------   ------------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................    $      --             26            --       18,013
   Mortality and expense risk charges (note 3) ....       (3,026)        (6,177)      (11,061)      (9,145)
                                                       ---------     ----------    ----------   ----------
      Net investment income (loss) ................       (3,026)        (6,151)      (11,061)       8,868
                                                       ---------     ----------    ----------   ----------

   Proceeds from mutual fund shares sold ..........      122,657      1,524,545     1,977,505    2,711,128
   Cost of mutual fund shares sold ................     (170,605)    (2,142,292)   (2,308,932)  (3,134,535)
                                                       ---------     ----------    ----------   ----------
      Realized gain (loss) on investments .........      (47,948)      (617,747)     (331,427)    (423,407)
   Change in unrealized gain (loss)
      on investments ..............................      418,365      1,376,829     1,335,333      869,457
                                                       ---------     ----------    ----------   ----------
      Net gain (loss) on investments ..............      370,417        759,082     1,003,906      446,050
                                                       ---------     ----------    ----------   ----------
   Reinvested capital gains .......................           --             --            --           --
                                                       ---------     ----------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    $ 367,391        752,931       992,845      454,918
                                                       =========     ==========    ==========   ==========

                                                      GVITWLead   GSVITMidCap   JPMorBal   JanBal
                                                      ---------   -----------   --------   ------
Investment activity:
   Reinvested dividends ...........................         --           --        6,619    9,072
   Mortality and expense risk charges (note 3) ....        (85)      (2,296)      (1,362)  (1,078)
                                                       -------      -------     --------   ------
      Net investment income (loss) ................        (85)      (2,296)       5,257    7,994
                                                       -------      -------     --------   ------

   Proceeds from mutual fund shares sold ..........     81,769       16,653      836,191    9,861
   Cost of mutual fund shares sold ................    (83,122)     (16,972)    (935,273)  (9,712)
                                                       -------      -------     --------   ------
      Realized gain (loss) on investments .........     (1,353)        (319)     (99,082)     149
   Change in unrealized gain (loss)
      on investments ..............................      7,302      100,351      159,117   51,361
                                                       -------      -------     --------   ------
      Net gain (loss) on investments ..............      5,949      100,032       60,035   51,510
                                                       -------      -------     --------   ------
   Reinvested capital gains .......................         --           --           --       --
                                                       -------      -------     --------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........      5,864       97,736       65,292   59,504
                                                       =======      =======     ========   ======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        JanCapAp    JanGITech   JanIntGro   MGVITMultiSec
                                                      -----------   ---------   ---------   -------------
Investment activity:
   Reinvested dividends ...........................   $     1,269          --       6,609       65,277
   Mortality and expense risk charges (note 3) ....        (1,474)     (1,036)     (1,323)      (3,966)
                                                      -----------    --------    --------     --------
      Net investment income (loss) ................          (205)     (1,036)      5,286       61,311
                                                      -----------    --------    --------     --------

   Proceeds from mutual fund shares sold ..........     1,540,547      97,505     418,087      379,575
   Cost of mutual fund shares sold ................    (1,900,269)   (144,636)   (550,647)    (368,109)
                                                      -----------    --------    --------     --------
      Realized gain (loss) on investments .........      (359,722)    (47,131)   (132,560)      11,466
   Change in unrealized gain (loss)
      on investments ..............................       351,950     183,065     162,130      101,055
                                                      -----------    --------    --------     --------
      Net gain (loss) on investments ..............        (7,772)    135,934      29,570      112,521
                                                      -----------    --------    --------     --------
   Reinvested capital gains .......................            --          --          --           --
                                                      -----------    --------    --------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $    (7,977)    134,898      34,856      173,832
                                                      ===========    ========    ========     ========

                                                      NBAMTFas   NBAMTGro   NBAMTGuard   NBAMTLMat
                                                      --------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................        --         --           --          --
   Mortality and expense risk charges (note 3) ....      (122)      (340)      (1,771)       (471)
                                                       ------    -------     --------    --------
      Net investment income (loss) ................      (122)      (340)      (1,771)       (471)
                                                       ------    -------     --------    --------

   Proceeds from mutual fund shares sold ..........     6,112     12,709      243,380     179,596
   Cost of mutual fund shares sold ................    (5,601)   (10,892)    (316,656)   (175,526)
                                                       ------    -------     --------    --------
      Realized gain (loss) on investments .........       511      1,817      (73,276)      4,070
   Change in unrealized gain (loss)
      on investments ..............................    (1,847)    37,681      295,422       3,205
                                                       ------    -------     --------    --------
      Net gain (loss) on investments ..............    (1,336)    39,498      222,146       7,275
                                                       ------    -------     --------    --------
   Reinvested capital gains .......................        --         --           --          --
                                                       ------    -------     --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    (1,458)    39,158      220,375       6,804
                                                       ======    =======     ========    ========

                                                       NBAMTMCGr    NBAMTPart   ONEMidCap    OppAggGro
                                                      -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ...........................   $        --          --         --            --
   Mortality and expense risk charges (note 3) ....        (1,788)     (3,961)      (809)       (6,327)
                                                      -----------    --------    -------    ----------
      Net investment income (loss) ................        (1,788)     (3,961)      (809)       (6,327)
                                                      -----------    --------    -------    ----------

   Proceeds from mutual fund shares sold ..........       981,104     270,846     76,818     1,451,224
   Cost of mutual fund shares sold ................    (1,190,468)   (338,680)   (76,221)   (2,104,438)
                                                      -----------    --------    -------    ----------
      Realized gain (loss) on investments .........      (209,364)    (67,834)       597      (653,214)
   Change in unrealized gain (loss)
      on investments ..............................       368,145     563,805     49,144     1,384,441
                                                      -----------    --------    -------    ----------
      Net gain (loss) on investments ..............       158,781     495,971     49,741       731,227
                                                      -----------    --------    -------    ----------
   Reinvested capital gains .......................            --          --         --            --
                                                      -----------    --------    -------    ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ............   $   156,993     492,010     48,932       724,900
                                                      ===========    ========    =======    ==========

                                                       OppBdFd    OppCapAp     OppGlSec    OppMSGrInc
                                                      --------   ---------    ---------    ----------
Investment activity:
   Reinvested dividends ...........................     70,184       36,003       12,820       2,111
   Mortality and expense risk charges (note 3) ....     (1,574)     (11,051)      (2,362)       (415)
                                                      --------   ----------   ----------    --------
      Net investment income (loss) ................     68,610       24,952       10,458       1,696
                                                      --------   ----------   ----------    --------

   Proceeds from mutual fund shares sold ..........    190,714      906,488    1,182,162     209,982
   Cost of mutual fund shares sold ................   (186,367)  (1,580,847)  (1,101,094)   (264,785)
                                                      --------   ----------   ----------    --------
      Realized gain (loss) on investments .........      4,347     (674,359)      81,068     (54,803)
   Change in unrealized gain (loss)
      on investments ..............................    (10,869)   1,642,012      222,814      63,553
                                                      --------   ----------   ----------    --------
      Net gain (loss) on investments ..............     (6,522)     967,653      303,882       8,750
                                                      --------   ----------   ----------    --------
   Reinvested capital gains .......................         --           --           --          --
                                                      --------   ----------   ----------    --------
   Net increase (decrease) in contract owners'
      equity resulting from operations ............     62,088      992,605      314,340      10,446
                                                      ========   ==========   ==========    ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       OppMultStr   PIMLowDur   PIMRealRet   PIMTotRet
                                                       ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................    $ 12,675      34,364      18,219        130,396
   Mortality and expense risk charges (note 3) .....        (545)     (3,933)     (1,310)       (16,201)
                                                        --------     -------     -------     ----------
      Net investment income (loss) .................      12,130      30,431      16,909        114,195
                                                        --------     -------     -------     ----------

   Proceeds from mutual fund shares sold ...........      43,007      38,479      35,602      1,807,400
   Cost of mutual fund shares sold .................     (43,430)    (38,255)    (33,858)    (1,774,746)
                                                        --------     -------     -------     ----------
      Realized gain (loss) on investments ..........        (423)        224       1,744         32,654
   Change in unrealized gain (loss)
      on investments ...............................      34,663      37,283      33,765        148,099
                                                        --------     -------     -------     ----------
      Net gain (loss) on investments ...............      34,240      37,507      35,509        180,753
                                                        --------     -------     -------     ----------
   Reinvested capital gains ........................          --          --          --             --
                                                        --------     -------     -------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 46,370      67,938      52,418        294,948
                                                        ========     =======     =======     ==========

                                                        PionHY     RoyMicro    SGVITMdCpGr     StOpp2
                                                       ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ............................      29,708         --           --             --
                                                       ---------    -------      -------     ----------
   Mortality and expense risk charges (note 3) .....        (954)    (1,537)        (644)       (11,077)
                                                       ---------    -------      -------     ----------
      Net investment income (loss) .................      28,754     (1,537)        (644)       (11,077)
                                                       ---------    -------      -------     ----------

   Proceeds from mutual fund shares sold ...........   1,111,273     26,272       58,560      1,203,571
   Cost of mutual fund shares sold .................    (987,444)   (25,133)     (25,915)    (1,780,294)
                                                       ---------    -------      -------     ----------
      Realized gain (loss) on investments ..........     123,829      1,139       32,645       (576,723)
   Change in unrealized gain (loss)
      on investments ...............................       5,290    210,810       58,001      1,935,141
                                                       ---------    -------      -------     ----------
      Net gain (loss) on investments ...............     129,119    211,949       90,646      1,358,418
                                                       ---------    -------      -------     ----------
   Reinvested capital gains ........................          --         --           --             --
                                                       ---------    -------      -------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     157,873    210,412       90,002      1,347,341
                                                       =========    =======      =======     ==========

                                                       StDisc2   StIntStk2    TRPEI2   TRPMCG2
                                                       -------   ---------   -------   -------
Investment activity:
   Reinvested dividends ............................   $    --        70       8,124        --
   Mortality and expense risk charges (note 3) .....      (109)       (2)     (1,913)   (1,986)
                                                       -------    ------     -------   -------
      Net investment income (loss) .................      (109)       68       6,211    (1,986)
                                                       -------    ------     -------   -------

   Proceeds from mutual fund shares sold ...........     1,501     4,138      63,805    39,726
   Cost of mutual fund shares sold .................    (1,392)   (4,191)    (65,231)  (39,340)
                                                       -------    ------     -------   -------
      Realized gain (loss) on investments ..........       109       (53)     (1,426)      386
   Change in unrealized gain (loss)
      on investments ...............................    10,863      (192)     82,441   283,421
                                                       -------    ------     -------   -------
      Net gain (loss) on investments ...............    10,972      (245)     81,015   283,807
                                                       -------    ------     -------   -------
   Reinvested capital gains ........................        --        --          --        --
                                                       -------    ------     -------   -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $10,863      (177)     87,226   281,821
                                                       =======    ======     =======   =======

                                                       VEWrldBd   VEWrldEMkt    VEWrldHAs    VKEmMkt
                                                       --------   -----------   ---------   --------
Investment activity:
   Reinvested dividends ............................       535          302          977          --
   Mortality and expense risk charges (note 3) .....       (49)        (429)        (291)       (773)
                                                       -------     --------     --------     -------
      Net investment income (loss) .................       486         (127)         686        (773)
                                                       -------     --------     --------     -------

   Proceeds from mutual fund shares sold ...........    33,628      172,054      399,126      78,357
   Cost of mutual fund shares sold .................   (31,094)    (175,078)    (400,327)    (73,861)
                                                       -------     --------     --------     -------
      Realized gain (loss) on investments ..........     2,534       (3,024)      (1,201)      4,496
   Change in unrealized gain (loss)
      on investments ...............................       328       38,574          868      78,786
                                                       -------     --------     --------     -------
      Net gain (loss) on investments ...............     2,862       35,550         (333)     83,282
                                                       -------     --------     --------     -------
   Reinvested capital gains ........................        --           --           --          --
                                                       -------     --------     --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     3,348       35,423          353      82,509
                                                       =======     ========     ========     =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       VKMidCapG   VKUSRealEst
                                                       ---------   -----------
Investment activity:
   Reinvested dividends ............................   $      --            --
   Mortality and expense risk charges (note 3) .....        (124)       (2,644)
                                                       ---------    ----------
      Net investment income (loss) .................        (124)       (2,644)
                                                       ---------    ----------

   Proceeds from mutual fund shares sold ...........     414,506       928,451
   Cost of mutual fund shares sold .................    (407,956)   (1,033,013)
                                                       ---------    ----------
      Realized gain (loss) on investments ..........       6,550      (104,562)
   Change in unrealized gain (loss)
      on investments ...............................      19,363       305,478
                                                       ---------    ----------
      Net gain (loss) on investments ...............      25,913       200,916
                                                       ---------    ----------
   Reinvested capital gains ........................          --            --
                                                       ---------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  25,789       198,272
                                                       =========    ==========

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          Total               AIMBVF        AllVGroInc         ACVPBal
                                               --------------------------   -----------   --------------   ------------------
                                                   2003           2002      2003   2002    2003     2002    2003       2002
                                               ------------   -----------   ----   ----   -------   ----   -------   --------
Investment activity:
   Net investment income (loss) ............   $  2,533,710     3,520,752     --    --        (28)   --      6,151     15,674
   Realized gain (loss) on investments .....    (10,681,133)  (16,523,581)    --    --     10,129    --       (216)    (5,238)
   Change in unrealized gain (loss)
      on investments .......................     30,357,860   (15,128,886)   130    --         67    --     15,482    (52,290)
   Reinvested capital gains ................         64,400       812,410     --    --         --    --         --         --
                                               ------------   -----------    ---   ---    -------   ---    -------    -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .........     22,274,837   (27,319,305)   130    --     10,168    --     21,417    (41,854)
                                               ------------   -----------    ---   ---    -------   ---    -------    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............      9,451,399    46,945,496    681    --         --    --         --    162,076
   Transfers between funds .................             --            --    223    --    (12,053)   --      6,753   (116,868)
   Surrenders (note 6) .....................    (37,185,467)  (38,580,433)   (67)   --         --    --         --         --
   Death benefits (note 4) .................       (305,661)     (437,664)    --    --         --    --         --     (2,540)
   Policy loans (net of repayments) (note 5)       (909,000)           --     --    --         --    --         --         --
   Deductions for surrender charges ........             --            --     --    --         --    --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................     (4,150,186)   (4,912,726)   (33)   --         (8)   --     (5,136)    (8,393)
                                               ------------   -----------    ---   ---    -------   ---    -------    -------
         Net equity transactions ...........    (33,098,915)    3,014,673    804    --    (12,061)   --      1,617     34,275
                                               ------------   -----------    ---   ---    -------   ---    -------    -------

Net change in contract owners' equity ......    (10,824,078)  (24,304,632)   934    --     (1,893)   --     23,034     (7,579)
Contract owners' equity beginning
   of period ...............................    354,676,076   408,763,705     --    --      1,893    --    228,561    592,107
                                               ------------   -----------    ---   ---    -------   ---    -------    -------
Contract owners' equity end of period ......   $343,851,998   384,459,073    934    --         --    --    251,595    584,528
                                               ============   ===========    ===   ===    =======   ===    =======    =======

CHANGES IN UNITS:
   Beginning units .........................     36,867,893    38,088,234     --    --        189    --     25,913     60,611
                                               ------------   -----------    ---   ----   -------   ----   -------    -------
   Units purchased .........................     12,689,987    18,493,837     94    --         --    --      7,065     69,936
   Units redeemed ..........................    (15,080,776)  (18,539,450)   (10)   --       (189)   --     (6,964)   (66,802)
                                               ------------   -----------    ---   ----   -------   ----   -------    -------
   Ending units ............................     34,477,104    38,042,621     84    --         --    --     26,014     63,745
                                               ============   ===========    ===   ====   =======   ====   =======    =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      ACVPCapAp              ACVPIncGr
                                                ------------------   ----------------------
                                                  2003       2002       2003        2002
                                                --------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $   (522)   (1,349)     94,188       55,358
   Realized gain (loss) on investments ......    (12,127)  (45,347)   (409,804)    (130,908)
   Change in unrealized gain (loss)
      on investments ........................     40,123   (40,133)  1,131,418     (924,627)
   Reinvested capital gains .................         --        --          --           --
                                                --------   -------   ---------   ----------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     27,474   (86,829)    815,802   (1,000,177)
                                                --------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............         --    80,337     152,876    3,211,218
   Transfers between funds ..................     10,082    26,668    (283,149)    (393,879)
   Surrenders (note 6) ......................         --        --    (515,138)          --
   Death benefits (note 4) ..................         --        --     (10,564)     (11,790)
   Policy loans (net of repayments) (note 5)          --        --          --           --
   Deductions for surrender charges .........         --        --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (6,674)  (10,019)    (62,814)     (72,638)
                                                --------   -------   ---------   ----------
         Net equity transactions ............      3,408    96,986    (718,789)   2,732,911
                                                --------   -------   ---------   ----------
Net change in contract owners' equity .......     30,882    10,157      97,013    1,732,734
Contract owners' equity beginning
   of period ................................    374,492   788,824   7,481,822    6,935,798
                                                --------   -------   ---------   ----------
Contract owners' equity end of period .......   $405,374   798,981   7,578,835    8,668,532
                                                ========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ..........................     42,060    71,775     933,307      690,257
                                                --------   -------   ---------   ----------
   Units purchased ..........................     17,695    65,983     303,844      380,190
   Units redeemed ...........................    (17,772)  (59,147)   (390,743)    (101,800)
                                                --------   -------   ---------   ----------
   Ending units .............................     41,983    78,611     846,408      968,647
                                                ========   =======   =========   ==========

                                                           ACVPInt          ACVPUltra
                                                -----------------------   -------------
                                                   2003         2002       2003   2002
                                                ----------   ----------   -----   ----
Investment activity:
   Net investment income (loss) .............       51,434       98,888      (2)   --
   Realized gain (loss) on investments ......   (1,080,787)  (1,499,096)     27    --
   Change in unrealized gain (loss)
      on investments ........................    1,369,926      407,241     347    --
   Reinvested capital gains .................           --           --      --    --
                                                ----------   ----------   -----   ---
   Net increase (decrease) in
      contract owners' equity
      resulting from operations .............      340,573     (992,967)    372    --
                                                ----------   ----------   -----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       98,149    2,624,825     429    --
   Transfers between funds ..................   (1,176,613)    (671,482)  4,932    --
   Surrenders (note 6) ......................     (193,479)  (1,026,805)   (231)   --
   Death benefits (note 4) ..................       (3,364)     (11,216)     --    --
   Policy loans (net of repayments) (note 5)            --           --      --    --
   Deductions for surrender charges .........           --           --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (82,421)    (201,903)    (42)   --
                                                ----------   ----------   -----   ---
         Net equity transactions ............   (1,357,728)     713,419   5,088    --
                                                ----------   ----------   -----   ---
Net change in contract owners' equity .......   (1,017,155)    (279,548)  5,460    --
Contract owners' equity beginning
   of period ................................   10,535,512   20,629,904      --    --
                                                ----------   ----------   -----   ---
Contract owners' equity end of period .......    9,518,357   20,350,356   5,460    --
                                                ==========   ==========   =====   ===
CHANGES IN UNITS:
   Beginning units ..........................    1,419,968    2,210,557      --    --
                                                ----------   ----------   -----   ---
   Units purchased ..........................      179,532      570,987     644    --
   Units redeemed ...........................     (376,816)    (496,225)    (33)   --
                                                ----------   ----------   -----   ---
   Ending units .............................    1,222,684    2,285,319     611    --
                                                ==========   ==========   =====   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          ACVPVal             BCAT           CVSSEP             ComGVITVal
                                                -----------------------   -----------   -----------------   ----------------
                                                    2003        2002      2003   2002      2003      2002    2003      2002
                                                -----------   ---------   ----   ----   ----------   ----   -------  -------
Investment activity:
   Net investment income (loss) .............   $    67,689      55,969     --    --        (1,154)    --      228     1,278
   Realized gain (loss) on investments ......      (320,388)     44,120     --    --      (227,817)    --      167   (36,428)
   Change in unrealized gain (loss)
      on investments ........................       865,326    (972,487)    --    --        78,830     --    5,500   (12,450)
   Reinvested capital gains .................            --     453,115     --    --            --     --       --        --
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........       612,627    (419,283)    --    --      (150,141)    --    5,895   (47,600)
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       151,242     405,935     --    --       236,508     --      344    11,003
   Transfers between funds ..................      (523,407)  1,890,551     97    --    (3,088,584)    --    7,685   (56,194)
   Surrenders (note 6) ......................      (993,224)         --    (97)   --            --     --       --        --
   Death benefits (note 4) ..................            --      (3,416)    --    --            --     --       --    (1,019)
   Policy loans (net of repayments) (note 5)             --          --     --    --            --     --       --        --
   Deductions for surrender charges .........            --          --     --    --            --     --       --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (103,343)   (112,857)    --    --          (269)    --     (860)   (4,909)
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
         Net equity transactions ............    (1,468,732)  2,180,213     --    --    (2,852,345)    --    7,169   (51,119)
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
Net change in contract owners' equity .......      (856,105)  1,760,930     --    --    (3,002,486)    --   13,064   (98,719)
Contract owners' equity beginning
   of period ................................     8,432,581   7,381,419     --    --     3,002,486     --   35,308   334,947
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
Contract owners' equity end of period .......   $ 7,576,476   9,142,349     --    --            --     --   48,372   236,228
                                                ===========   =========   ====   ===    ==========    ===   ======   =======
CHANGES IN UNITS:
   Beginning units ..........................       787,711     602,664     --    --       292,051     --    4,863    34,435
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
   Units purchased ..........................       153,685     526,079     10    --           749     --    5,211       884
   Units redeemed ...........................      (294,976)   (352,765)   (10)   --      (292,800)    --   (4,212)   (6,972)
                                                -----------   ---------   ----   ---    ----------    ---   ------   -------
   Ending units .............................       646,420     775,978     --    --            --     --    5,862    28,347
                                                ===========   =========   ====   ===    ==========    ===   ======   =======

                                                                    (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      CSGPVen              CSIntEq
                                                -------------------   -----------------
                                                   2003       2002      2003      2002
                                                ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $    (249)   (1,110)     (155)     (691)
   Realized gain (loss) on investments ......     (17,689)  (61,662)    7,964     4,395
   Change in unrealized gain (loss)
      on investments ........................      48,850   (21,997)    7,453    (7,489)
   Reinvested capital gains .................          --        --        --        --
                                                ---------   -------   -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      30,912   (84,769)   15,262    (3,785)
                                                ---------   -------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       7,094    19,222        37     7,087
   Transfers between funds ..................    (133,291)   93,520   497,080    (4,742)
   Surrenders (note 6) ......................     (29,330)       --   (33,953)       --
   Death benefits (note 4) ..................          --    (1,005)       --      (825)
   Policy loans (net of repayments) (note 5)           --        --        --        --
   Deductions for surrender charges .........          --        --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (2,740)   (6,896)   (9,539)   (5,138)
                                                ---------   -------   -------   -------
         Net equity transactions ............    (158,267)  104,841   453,625    (3,618)
                                                ---------   -------   -------   -------
Net change in contract owners' equity .......    (127,355)   20,072   468,887    (7,403)
Contract owners' equity beginning
   of period ................................     299,720   511,568    84,164   181,445
                                                ---------   -------   -------   -------
Contract owners' equity end of period .......   $ 172,365   531,640   553,051   174,042
                                                =========   =======   =======   =======
CHANGES IN UNITS:
   Beginning units ..........................      53,748    60,385    13,536    23,360
                                                ---------   -------   -------   -------
   Units purchased ..........................      16,442    43,817    82,737    84,127
   Units redeemed ...........................     (44,131)  (31,139)  (14,735)  (84,716)
                                                ---------   -------   -------   -------
   Ending units .............................      26,059    73,063    81,538    22,771
                                                =========   =======   =======   =======

                                                     CSLCapV              CSSmCapGr
                                                -----------------   --------------------
                                                 2003      2002       2003       2002
                                                -------   -------   -------   ----------
Investment activity:
   Net investment income (loss) .............      (231)     (385)     (698)     (10,422)
   Realized gain (loss) on investments ......   (45,161)     (737)    2,552   (1,172,989)
   Change in unrealized gain (loss)
      on investments ........................    53,271   (22,312)  101,834     (291,537)
   Reinvested capital gains .................        --        --        --           --
                                                -------   -------   -------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     7,879   (23,434)  103,688   (1,474,948)
                                                -------   -------   -------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............    25,703    30,208    33,010      200,124
   Transfers between funds ..................   (48,247)  152,724    54,240      538,087
   Surrenders (note 6) ......................   (66,516)       --        --   (3,264,517)
   Death benefits (note 4) ..................        --      (172)       --           --
   Policy loans (net of repayments) (note 5)         --        --        --           --
   Deductions for surrender charges .........        --        --        --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (2,162)   (1,964)  (15,807)     (68,227)
                                                -------   -------   -------   ----------
         Net equity transactions ............   (91,222)  180,796    71,443   (2,594,533)
                                                -------   -------   -------   ----------
Net change in contract owners' equity .......   (83,343)  157,362   175,131   (4,069,481)
Contract owners' equity beginning
   of period ................................   231,423   104,706   477,398    5,613,872
                                                -------   -------   -------   ----------
Contract owners' equity end of period .......   148,080   262,068   652,529    1,544,391
                                                =======   =======   =======   ==========
CHANGES IN UNITS:
   Beginning units ..........................    26,190     9,126    80,161      623,977
                                                -------   -------   -------   ----------
   Units purchased ..........................     7,605    16,403    34,770      463,196
   Units redeemed ...........................   (18,393)     (190)  (22,684)    (867,684)
                                                -------   -------   -------   ----------
   Ending units .............................    15,402    25,339    92,247      219,489
                                                =======   =======   =======   ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      DryMidCapIx         DryEuroEq      DryMidCapStk      DrySmCapIxS
                                                ---------------------   -------------   --------------   --------------
                                                   2003       2002      2003    2002     2003    2002    2003     2002
                                                ---------   ---------   ----   ------   ------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $     770        (612)   --      (143)     (27)   --        (39)   --
   Realized gain (loss) on investments ......    (113,067)     33,607    --      (907)   6,673    --    (13,577)   --
   Change in unrealized gain (loss)
      on investments ........................     219,975    (111,556)   --    (3,315)      33    --        167    --
   Reinvested capital gains .................          --       4,521    --        --       --    --         --    --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     107,678     (74,040)   --    (4,365)   6,679    --    (13,449)   --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     113,851      65,618    --       207   (6,420)   --        688    --
   Transfers between funds ..................     128,291      77,903    --    94,982    1,377    --     16,339    --
   Surrenders (note 6) ......................     (50,149)         --    --        --      (98)   --         --    --
   Death benefits (note 4) ..................          --          --    --        --       --    --         --    --
   Policy loans (net of repayments) (note 5)           --          --    --        --       --    --         --    --
   Deductions for surrender charges .........          --          --    --        --       --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (9,166)    (15,583)   --      (651)     (12)   --       (515)   --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
         Net equity transactions ............     182,827     127,938    --    94,538   (5,153)   --     16,512    --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
Net change in contract owners' equity .......     290,505      53,898    --    90,173    1,526    --      3,063    --
Contract owners' equity beginning
   of period ................................     672,291   1,253,498    --     3,321       --    --         --    --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
Contract owners' equity end of period .......   $ 962,796   1,307,396    --    93,494    1,526    --      3,063    --
                                                =========   =========   ===    ======   ======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ..........................      59,532      93,948    --       368       --    --         --    --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
   Units purchased ..........................      31,209      38,781    --    10,995      148    --      8,102    --
   Units redeemed ...........................     (14,540)    (30,966)   --       (76)     (11)   --     (7,746)   --
                                                ---------   ---------   ---    ------   ------   ---    -------   ---
   Ending units .............................      76,201     101,763    --    11,287      137    --        356    --
                                                =========   =========   ===    ======   ======   ===    =======   ===

                                                                    (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      DrySRGro                  DryStkIx
                                                --------------------    ------------------------
                                                  2003         2002        2003          2002
                                                --------    --------    ----------    ----------
Investment activity:
   Net investment income (loss) .............   $   (357)       (790)      183,545       184,129
   Realized gain (loss) on investments ......     (5,521)    (28,623)   (2,263,800)   (5,177,932)
   Change in unrealized gain (loss)
      on investments ........................     34,344     (44,305)    5,463,024    (1,934,024)
   Reinvested capital gains .................         --          --            --            --
                                                --------    --------    ----------    ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     28,466     (73,718)    3,382,769    (6,927,827)
                                                --------    --------    ----------    ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      9,788      21,103       937,804     6,891,875
   Transfers between funds ..................      7,834     (64,601)    1,126,047    (2,177,864)
   Surrenders (note 6) ......................    (21,435)         --    (1,887,257)   (6,553,337)
   Death benefits (note 4) ..................         --        (933)       (9,287)      (57,675)
   Policy loans (net of repayments) (note 5).         --          --            --            --
   Deductions for surrender charges .........         --          --            --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (3,933)     (5,531)     (419,653)     (592,339)
                                                --------    --------    ----------    ----------
         Net equity transactions ............     (7,746)    (49,962)     (252,346)   (2,489,340)
                                                --------    --------    ----------    ----------
Net change in contract owners' equity .......     20,720    (123,680)    3,130,423    (9,417,167)
Contract owners' equity beginning
   of period ................................    289,222     487,118    28,602,045    48,873,124
                                                --------    --------    ----------    ----------
Contract owners' equity end of period .......   $309,942     363,438    31,732,468    39,455,957
                                                ========    ========    ==========    ==========

CHANGES IN UNITS:
   Beginning units ..........................     41,194      49,368     3,662,912     4,709,891
                                                --------    --------    ----------    ----------
   Units purchased ..........................     10,475      27,477     1,022,930     2,119,647
   Units redeemed ...........................    (11,638)    (32,456)   (1,044,467)   (2,399,423)
                                                --------    --------    ----------    ----------
   Ending units .............................     40,031      44,389     3,641,375     4,430,115
                                                ========    ========    ==========    ==========

                                                       DryVIFApp            DryIntVal
                                                -----------------------   -------------
                                                  2003           2002     2003     2002
                                                ---------    ----------   -----    ----
Investment activity:
   Net investment income (loss) .............      (6,165)      (26,165)      1     --
   Realized gain (loss) on investments ......    (253,740)   (1,606,619)    (18)    --
   Change in unrealized gain (loss)
      on investments ........................     646,701       186,545     277     --
   Reinvested capital gains .................          --            --      --     --
                                                ---------    ----------   -----    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     386,796    (1,446,239)    260     --
                                                ---------    ----------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     240,417       403,849      --     --
   Transfers between funds ..................    (207,566)    2,422,393   5,926     --
   Surrenders (note 6) ......................    (590,523)   (8,235,722)     --     --
   Death benefits (note 4) ..................          --        (2,880)     --     --
   Policy loans (net of repayments) (note 5)           --            --      --     --
   Deductions for surrender charges .........          --            --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (71,673)     (171,503)    (19)    --
                                                ---------    ----------   -----    ---
         Net equity transactions ............    (629,345)   (5,583,863)  5,907     --
                                                ---------    ----------   -----    ---
Net change in contract owners' equity .......    (242,549)   (7,030,102)  6,167     --
Contract owners' equity beginning
   of period ................................   5,577,208    14,713,743      --     --
                                                ---------    ----------   -----    ---
Contract owners' equity end of period .......   5,334,659     7,683,641   6,167     --
                                                =========    ==========   =====    ===

CHANGES IN UNITS:
   Beginning units ..........................     611,476     1,344,510      --     --
                                                ---------    ----------   -----    ---
   Units purchased ..........................     106,082       834,407     612     --
   Units redeemed ...........................    (178,230)   (1,410,454)     (2)    --
                                                ---------    ----------   -----    ---
   Ending units .............................     539,328       768,463     610     --
                                                =========    ==========   =====    ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    DryVIFGrInc               FGVITHiInc
                                                --------------------    -----------------------
                                                  2003        2002         2003         2002
                                                --------    --------    ---------    ----------
Investment activity:
   Net investment income (loss) .............   $    990         675       56,521        55,796
   Realized gain (loss) on investments ......     (4,820)    (10,887)       2,064       (69,413)
   Change in unrealized gain (loss)
      on investments ........................     29,503    (102,866)     126,336        55,345
   Reinvested capital gains .................         --          --           --            --
                                                --------    --------    ---------    ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     25,673    (113,078)     184,921        41,728
                                                --------    --------    ---------    ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        697      13,701      128,234       348,588
   Transfers between funds ..................     77,771     219,932      640,530    (1,427,595)
   Surrenders (note 6) ......................         --     (66,079)     (86,402)           --
   Death benefits (note 4) ..................         --          --           --            --
   Policy loans (net of repayments) (note 5)          --          --           --            --
   Deductions for surrender charges .........         --          --           --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (4,758)    (11,870)     (20,271)      (30,603)
                                                --------    --------    ---------    ----------
         Net equity transactions ............     73,710     155,684      662,091    (1,109,610)
                                                --------    --------    ---------    ----------
Net change in contract owners' equity .......     99,383      42,606      847,012    (1,067,882)
Contract owners' equity beginning
   of period ................................    290,019     642,582      954,848     1,980,341
                                                --------    --------    ---------    ----------
Contract owners' equity end of period .......   $389,402     685,188    1,801,860       912,459
                                                ========     =======    =========    ==========

CHANGES IN UNITS:
   Beginning units ..........................     40,612      67,090       94,589       202,186
                                                --------    --------    ---------    ----------
   Units purchased ..........................     18,878     111,558      118,909        34,753
   Units redeemed ...........................    (10,207)    (94,225)     (56,203)     (143,321)
                                                --------    --------    ---------    ----------
   Ending units .............................     49,283      84,423      157,295        93,618
                                                ========     =======    =========    ==========

                                                     FedQualBd                FidVIPEI
                                                ----------------------   -------------------
                                                  2003         2002        2003       2002
                                                ---------    ---------   -------    --------
Investment activity:
   Net investment income (loss) .............      99,048       42,430     1,951       3,981
   Realized gain (loss) on investments ......      51,043       10,053     1,341      (3,347)
   Change in unrealized gain (loss)
      on investments ........................     (19,126)     (27,543)   21,607     (42,288)
   Reinvested capital gains .................          --       16,725        --       6,307
                                                ---------    ---------   -------    --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     130,965       41,665    24,899     (35,347)
                                                ---------    ---------   -------    --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     111,240       14,888    28,944      13,023
   Transfers between funds ..................     850,827    1,373,390    71,946      38,049
   Surrenders (note 6) ......................    (217,279)     (43,659)  (10,255)   (126,494)
   Death benefits (note 4) ..................          --       (3,607)       --          --
   Policy loans (net of repayments) (note 5)           --           --        --          --
   Deductions for surrender charges .........          --           --        --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (44,772)     (21,392)   (1,634)     (5,172)
                                                ---------    ---------   -------    --------
         Net equity transactions ............     700,016    1,319,620    89,001     (80,594)
                                                ---------    ---------   -------    --------
Net change in contract owners' equity .......     830,981    1,361,285   113,900    (115,941)
Contract owners' equity beginning
   of period ................................   1,877,120    1,021,878   100,281     483,850
                                                ---------    ---------   -------    --------
Contract owners' equity end of period .......   2,708,101    2,383,163   214,181     367,909
                                                =========    =========   =======    ========

CHANGES IN UNITS:
   Beginning units ..........................     147,567       87,721    12,619      50,510
                                                ---------    ---------   -------    --------
   Units purchased ..........................     116,427      169,477    14,071      34,727
   Units redeemed ...........................     (60,940)     (57,558)   (2,318)    (44,296)
                                                ---------    ---------   -------    --------
   Ending units .............................     203,054      199,640    24,372      40,941
                                                =========    =========   =======    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPEIS                 FidVIPGr
                                                ----------------------   ----------------------
                                                   2003         2002        2003        2002
                                                ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $   51,072      53,675       6,575        5,364
   Realized gain (loss) on investments ......     (291,305)    (64,489)   (178,261)     (94,759)
   Change in unrealized gain (loss)
      on investments ........................      762,906    (409,591)    687,897   (1,209,523)
   Reinvested capital gains .................           --      89,393          --           --
                                                ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      522,673    (331,012)    516,211   (1,298,918)
                                                ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      138,675      72,614      80,617      116,662
   Transfers between funds ..................      140,187   2,271,905     108,505      (13,352)
   Surrenders (note 6) ......................      (95,966)         --     (83,468)     (50,123)
   Death benefits (note 4) ..................       (2,117)     (2,187)         --           --
   Policy loans (net of repayments) (note 5)            --          --          --           --
   Deductions for surrender charges .........           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (62,516)    (55,711)    (52,590)     (67,084)
                                                ----------   ---------   ---------   ----------
         Net equity transactions ............      118,263   2,286,621      53,064      (13,897)
                                                ----------   ---------   ---------   ----------
Net change in contract owners' equity .......      640,936   1,955,609     569,275   (1,312,815)
Contract owners' equity beginning
   of period ................................    3,833,430   3,727,351   4,007,154    6,691,639
                                                ----------   ---------   ---------   ----------
Contract owners' equity end of period .......   $4,474,366   5,682,960   4,576,429    5,378,824
                                                ==========   =========   =========    =========

CHANGES IN UNITS:
   Beginning units ..........................      432,799     348,625     670,852      782,177
                                                ----------   ---------   ---------   ----------
   Units purchased ..........................       77,463     225,088      36,561      803,702
   Units redeemed ...........................      (53,229)     (6,049)    (31,351)    (807,386)
                                                ----------   ---------   ---------   ----------
   Ending units .............................      457,033     567,664     676,062      778,493
                                                ==========   =========   =========    =========

                                                       FidVIPGrS                 FidVIPHI
                                                -----------------------   ---------------------
                                                  2003          2002         2003        2002
                                                ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............       14,938       (2,265)    102,523     215,976
   Realized gain (loss) on investments ......   (1,154,012)    (963,781)     10,788    (393,824)
   Change in unrealized gain (loss)
      on investments ........................    2,929,742   (2,882,038)    116,077      52,205
   Reinvested capital gains .................           --           --          --          --
                                                ----------   ----------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    1,790,668   (3,848,084)    229,388    (125,643)
                                                ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      200,746    4,081,119          (6)        586
   Transfers between funds ..................     (233,704)    (310,452)     93,772     496,564
   Surrenders (note 6) ......................     (354,714)          --          --    (991,840)
   Death benefits (note 4) ..................       (8,300)     (16,042)         --          --
   Policy loans (net of repayments) (note 5)            --           --          --          --
   Deductions for surrender charges .........           --           --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (143,321)    (160,544)    (16,018)    (21,639)
                                                ----------   ----------   ---------   ---------
         Net equity transactions ............     (539,293)   3,594,081      77,748    (516,329)
                                                ----------   ----------   ---------   ---------
Net change in contract owners' equity .......    1,251,375     (254,003)    307,136    (641,972)
Contract owners' equity beginning
   of period ................................   14,240,330   16,332,678   1,521,604   2,188,535
                                                ----------   ----------   ---------   ---------
Contract owners' equity end of period .......   15,491,705   16,078,675   1,828,740   1,546,563
                                                ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................    1,951,492    1,545,524     167,303     248,600
                                                ----------   ----------   ---------   ---------
   Units purchased ..........................      642,823      425,559      15,680     203,433
   Units redeemed ...........................     (717,206)     (74,563)    (11,226)   (268,213)
                                                ----------   ----------   ---------   ---------
   Ending units .............................    1,877,109    1,896,520     171,757     183,820
                                                ==========   ==========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPHIS                 FidVIPOv
                                               ----------------------   --------------------
                                                  2003        2002        2003       2002
                                               ----------   ---------   -------   ----------
Investment activity:
   Net investment income (loss) ............   $  200,476     151,888     3,049       12,975
   Realized gain (loss) on investments .....       13,251     (32,733)  (11,891)    (538,305)
   Change in unrealized gain (loss)
      on investments .......................      176,404    (261,294)   47,381      347,140
   Reinvested capital gains ................           --          --        --           --
                                               ----------   ---------   -------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .........      390,131    (142,139)   38,539     (178,190)
                                               ----------   ---------   -------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............      173,784     334,225    16,814       92,463
   Transfers between funds .................      (97,318)  1,460,293     7,784      897,279
   Surrenders (note 6) .....................     (558,215)         --   (28,727)  (2,201,276)
   Death benefits (note 4) .................           --      (1,298)       --       (4,541)
   Policy loans (net of repayments) (note 5)           --          --        --           --
   Deductions for surrender charges ........           --          --        --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................      (59,922)    (38,232)   (4,444)     (32,212)
                                               ----------   ---------   -------   ----------
         Net equity transactions ...........     (541,671)  1,754,988    (8,573)  (1,248,287)
                                               ----------   ---------   -------   ----------

Net change in contract owners' equity ......     (151,540)  1,612,849    29,966   (1,426,477)
Contract owners' equity beginning
   of period ...............................    2,729,146   1,085,506   387,282    2,595,559
                                               ----------   ---------   -------   ----------
Contract owners' equity end of period ......   $2,577,606   2,698,355   417,248    1,169,082
                                               ==========   =========   =======   ==========

CHANGES IN UNITS:
   Beginning units .........................      401,989     165,596    61,653      329,072
                                               ----------   ---------   -------   ----------
   Units purchased .........................       66,905     271,304     4,198      244,530
   Units redeemed ..........................     (144,244)     (6,048)   (5,585)    (421,473)
                                               ----------   ---------   -------   ----------
   Ending units ............................      324,650     430,852    60,266      152,129
                                               ==========   =========   =======   ==========

                                                      FidVIPOvS              FidVIPAM
                                               ----------------------   --------------------
                                                  2003        2002        2003        2002
                                               ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ............      17,551      17,980     102,338      333,165
   Realized gain (loss) on investments .....    (751,399)    (95,426)    (21,066)    (807,098)
   Change in unrealized gain (loss)
      on investments .......................     972,281      (5,632)    205,727     (400,916)
   Reinvested capital gains ................          --          --          --           --
                                               ---------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .........     238,433     (83,078)    286,999     (874,849)
                                               ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............     230,097     705,735       5,810      127,183
   Transfers between funds .................     (85,956)    108,990     301,561    1,630,988
   Surrenders (note 6) .....................    (953,280)         --          --   (5,457,384)
   Death benefits (note 4) .................          --        (373)         --           --
   Policy loans (net of repayments) (note 5)          --          --          --           --
   Deductions for surrender charges ........          --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................     (51,355)    (78,801)    (47,979)    (100,881)
                                               ---------   ---------   ---------   ----------
         Net equity transactions ...........    (860,494)    735,551     259,392   (3,800,094)
                                               ---------   ---------   ---------   ----------

Net change in contract owners' equity ......    (622,061)    652,473     546,391   (4,674,943)
Contract owners' equity beginning
   of period ...............................   3,080,319   3,375,169   2,567,935    9,040,490
                                               ---------   ---------   ---------   ----------
Contract owners' equity end of period ......   2,458,258   4,027,642   3,114,326    4,365,547
                                               =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .........................     454,474     396,195     289,913      930,387
                                               ---------   ---------   ---------   ----------
   Units purchased .........................     173,108      98,976      62,165      732,904
   Units redeemed ..........................    (298,821)     (9,293)    (32,543)  (1,172,678)
                                               ---------   ---------   ---------   ----------
   Ending units ............................     328,761     485,878     319,535      490,613
                                               =========   =========   =========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FidVIPCon              FidVIPConS
                                                 ---------------------   ----------------------
                                                   2003        2002         2003        2002
                                                 ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..............   $    944       6,541       12,166      31,127
   Realized gain (loss) on investments .......     (6,914)     (9,139)    (745,243)   (140,852)
   Change in unrealized gain (loss)
      on investments .........................     28,533      (8,576)   1,176,813      54,686
   Reinvested capital gains ..................         --          --           --          --
                                                 --------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...........     22,563     (11,174)     443,736     (55,039)
                                                 --------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...............      5,810       1,787      746,060   1,113,112
   Transfers between funds ...................     27,649     (36,265)     (10,567)   (442,023)
   Surrenders (note 6) .......................         --    (205,371)  (1,156,619)         --
   Death benefits (note 4) ...................         --          --           --      (1,255)
   Policy loans (net of repayments) (note 5) .         --          --           --          --
   Deductions for surrender charges ..........         --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ......................     (6,134)    (19,051)     (84,323)   (116,889)
                                                 --------   ---------   ----------   ---------
         Net equity transactions .............     27,325    (258,900)    (505,449)    552,945
                                                 --------   ---------   ----------   ---------
Net change in contract owners' equity ........     49,888    (270,074)     (61,713)    497,906
Contract owners' equity beginning
   of period .................................    293,663   1,281,193    5,579,129   5,528,483
                                                 --------   ---------   ----------   ---------
Contract owners' equity end of period ........   $343,551   1,011,119    5,517,416   6,026,389
                                                 ========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units ...........................     35,930     141,885      542,502     486,210
                                                 --------   ---------   ----------   ---------
   Units purchased ...........................      9,332      96,450      219,977      97,549
   Units redeemed ............................     (6,875)   (125,449)    (272,711)    (48,228)
                                                 --------   ---------   ----------   ---------
   Ending units ..............................     38,387     112,886      489,768     535,531
                                                 ========   =========   ==========   =========

                                                       FidVIPGrOp              FidVIPGrOPS
                                                 --------------------   -------------------------
                                                    2003        2002       2003          2002
                                                 ---------   --------   ----------    -----------
Investment activity:
   Net investment income (loss) ..............       7,371      8,549        5,297          7,051
   Realized gain (loss) on investments .......     (40,648)   (28,002)    (106,109)      (145,901)
   Change in unrealized gain (loss)
      on investments .........................     146,742    (87,962)     206,313        (14,445)
   Reinvested capital gains ..................          --         --           --             --
                                                 ---------   --------   ----------     ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ...........     113,465   (107,415)     105,501       (153,295)
                                                 ---------   --------   ----------     ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...............          --        782        3,345         26,973
   Transfers between funds ...................      90,485    (60,611)    (184,890)      (886,590)
   Surrenders (note 6) .......................          --    (59,855)     (71,456)            --
   Death benefits (note 4) ...................          --         --           --        (22,530)
   Policy loans (net of repayments) (note 5) .          --         --           --             --
   Deductions for surrender charges ..........          --         --           --             --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ......................     (16,327)   (10,791)     (22,545)       (23,824)
                                                 ---------   --------   ----------     ----------
         Net equity transactions .............      74,158   (130,475)    (275,546)      (905,971)
                                                 ---------   --------   ----------     ----------
Net change in contract owners' equity ........     187,623   (237,890)    (170,045)    (1,059,266)
Contract owners' equity beginning
   of period .................................     854,898    916,034    1,125,794      2,035,794
                                                 ---------   --------   ----------     ----------
Contract owners' equity end of period ........   1,042,521    678,144      955,749        976,528
                                                 =========   ========   ==========     ==========
CHANGES IN UNITS:
   Beginning units ...........................     123,821    103,589      176,094        248,120
                                                 ---------   --------   ----------     ----------
   Units purchased ...........................      12,272    138,086       88,465          3,562
   Units redeemed ............................      (2,280)  (153,314)    (132,394)      (114,126)
                                                 ---------   --------   ----------     ----------
   Ending units ..............................     133,813     88,361      132,165        137,556
                                                 =========   ========   ==========     ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                FidVIPValStS        FTVIPFS       GVITEmMrkts      GVITGITech
                                              ----------------  --------------   -------------   --------------
                                                2003     2002     2003    2002   2003    2002      2003    2002
                                              --------   ----   -------   ----   ----   ------   -------   ----
Investment activity:
   Net investment income (loss) ...........   $   (114)   --      5,435    --      --       --      (313)   --
   Realized gain (loss) on investments ....    (31,060)   --        (82)   --       4       68      (987)   --
   Change in unrealized gain (loss)
      on investments ......................      2,518    --     15,927    --      --       --    58,518    --
   Reinvested capital gains ...............         --    --         --    --      --       --        --    --
                                              --------   ---    -------   ---    ----   ------   -------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ........    (28,656)   --     21,280    --       4       68    57,218    --
                                              --------   ---    -------   ---    ----   ------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ............         --    --         --    --      --    4,270         2    --
   Transfers between funds ................     35,327    --    312,221    --      97   (4,331)    9,008    --
   Surrenders (note 6) ....................         --    --     (1,023)   --    (101)      --        --    --
   Death benefits (note 4) ................         --    --         --    --      --       --        --    --
   Policy loans (net of repayments)(note 5)         --    --         --    --      --       --        --    --
   Deductions for surrender charges .......         --    --         --    --      --       --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...................     (1,826)   --     (1,343)   --      --       (7)   (2,586)   --
                                              --------   ---    -------   ---    ----   ------   -------   ---
         Net equity transactions ..........     33,501    --    309,855    --      (4)     (68)    6,424    --
                                              --------   ---    -------   ---    ----   ------   -------   ---
Net change in contract owners' equity .....      4,845    --    331,135    --      --       --    63,642    --
Contract owners' equity beginning
   of period ..............................     28,220    --         --    --      --       --   208,222    --
                                              --------   ---    -------   ---    ----   ------   -------   ---
Contract owners' equity end of period .....   $ 33,065    --    331,135    --      --       --   271,864    --
                                              ========   ===    =======   ===    ====   ======   =======   ===
CHANGES IN UNITS:

   Beginning units ........................      3,768    --         --    --      --       --   106,277    --
                                              --------   ---    -------   ---    ----   ------   -------   ---
   Units purchased ........................     19,439    --     32,802    --      14      487    29,514    --
   Units redeemed .........................    (19,573)   --       (250)   --     (14)    (487)  (25,558)   --
                                              --------   ---    -------   ---    ----   ------   -------   ---
   Ending units ...........................      3,634    --     32,552    --      --       --   110,233    --
                                              ========   ===    =======   ===    ====   ======   =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               GVITGlUtl            GVITGvtBd                 GVITGrowth         GVITIDAgg
                                              ------------   -----------------------   ---------------------   ------------
                                              2003   2002       2003        2002          2003        2002      2003   2002
                                              ----   -----   ----------   ----------   ---------   ---------   -----   ----
Investment activity:
   Net investment income (loss) ...........   $ --    --        858,886    1,188,826      (2,589)     (3,745)      8    --
   Realized gain (loss) on investments ....      1    --      1,606,382      109,317     (97,310)   (503,555)      2    --
   Change in unrealized gain (loss)
      on investments ......................     --    --       (945,832)     753,613     423,541     121,769     204    --
   Reinvested capital gains ...............     --    --         64,400       58,881          --          --      --    --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ........      1    --      1,583,836    2,110,637     323,642    (385,531)    214    --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ............     --    --        795,305    5,836,794      86,501     223,215      --    --
   Transfers between funds ................     97    --    (16,033,587)  (9,289,081)  1,035,642     290,550   1,338    --
   Surrenders (note 6) ....................    (98)   --    (20,807,459)          --     (52,314)   (533,155)     --    --
   Death benefits (note 4) ................     --    --         (2,210)     (88,172)         --      (1,205)     --    --
   Policy loans (net of repayments)(note 5)     --    --             --           --          --          --      --    --
   Deductions for surrender charges .......     --    --             --           --          --          --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...................     --    --       (582,091)    (612,283)    (18,874)    (38,178)    (15)   --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
         Net equity transactions ..........     (1)   --    (36,630,042)  (4,152,742)  1,050,955     (58,773)  1,323    --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---

Net change in contract owners' equity .....     --    --    (35,046,206)  (2,042,105)  1,374,597    (444,304)  1,537    --
Contract owners' equity beginning
   of period ..............................     --    --     76,599,775   63,083,226     731,914   2,364,565      --    --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
Contract owners' equity end of period .....   $ --    --     41,553,569   61,041,121   2,106,511   1,920,261   1,537    --
                                              ====   ===    ===========   ==========   =========   =========   =====   ===
CHANGES IN UNITS:
   Beginning units ........................     --    --      5,570,936    5,107,172     168,510     388,409      --    --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
   Units purchased ........................     11    --        752,321    1,446,027     300,209     182,039     169    --
   Units redeemed .........................    (11)   --     (3,389,631)  (1,824,572)    (45,206)   (189,504)     (2)   --
                                              ----   ---    -----------   ----------   ---------   ---------   -----   ---
   Ending units ...........................     --    --      2,933,626    4,728,627     423,513     380,944     167    --
                                              ====   ===    ===========   ==========   =========   =========   =====   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     GVITIDCon       GVITIDMod     GVITIDModAgg   GVITIDModCon
                                                  ---------------   ------------   ------------   ------------
                                                    2003     2002   2003    2002   2003    2002   2003    2002
                                                  --------   ----   -----   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss) ...............   $  3,282    --       12    --       10    --       15    --
   Realized gain (loss) on investments ........         25    --       (1)   --       (1)   --        5    --
   Change in unrealized gain (loss)
      on investments ..........................      8,937    --      139    --      176    --       91    --
   Reinvested capital gains ...................         --    --       --    --       --    --       --    --
                                                  --------   ---    -----   ---    -----   ---    -----   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............     12,244    --      150    --      185    --      111    --
                                                  --------   ---    -----   ---    -----   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................         --    --       --    --       --    --       --    --
   Transfers between funds ....................    291,862    --    1,401    --    1,367    --    1,541    --
   Surrenders (note 6) ........................         --    --       --    --       --    --      (98)   --
   Death benefits (note 4) ....................         --    --       --    --       --    --       --    --
   Policy loans (net of repayments) (note 5) ..         --    --       --    --       --    --       --    --
   Deductions for surrender charges ...........         --    --       --    --       --    --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (1,346)   --      (18)   --      (16)   --      (18)   --
                                                  --------   ---    -----   ---    -----   ---    -----   ---
         Net equity transactions ..............    290,516    --    1,383    --    1,351    --    1,425    --
                                                  --------   ---    -----   ---    -----   ---    -----   ---

Net change in contract owners' equity .........    302,760    --    1,533    --    1,536    --    1,536    --
Contract owners' equity beginning
   of period ..................................         --    --       --    --       --    --       --    --
                                                  --------   ---    -----   ---    -----   ---    -----   ---
Contract owners' equity end of period .........   $302,760    --    1,533    --    1,536    --    1,536    --
                                                  ========   ===    =====   ===    =====   ===    =====   ===

CHANGES IN UNITS:
   Beginning units ............................         --    --       --    --       --    --       --    --
                                                  --------   ---    -----   ---    -----   ---    -----   ---
   Units purchased ............................     29,212    --      158    --      164    --      163    --
   Units redeemed .............................       (132)   --       (2)   --       (2)   --      (12)   --
                                                  --------   ---    -----   ---    -----   ---    -----   ---
   Ending units ...............................     29,080    --      156    --      162    --      151    --
                                                  ========   ===    =====   ===    =====   ===    =====   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITIntGro           GVITMyMkt              GVITMyMkt5         NWGVITStrVal
                                                  -----------   -----------------------   -----------------   -------------------
                                                  2003   2002      2003         2002         2003      2002    2003       2002
                                                  ----   ----   ----------   ----------   ----------   ----   -------   ---------
Investment activity:
   Net investment income (loss) ...............    $--    --        94,893      469,958      151,537    --       (373)    (1,456)
   Realized gain (loss) on investments ........     --    --            --           --           --    --    (18,107)   (35,371)
   Change in unrealized gain (loss)
      on investments ..........................     --    --            --           --           --    --     78,624    (54,208)
   Reinvested capital gains ...................     --    --            --           --           --    --         --         --
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............     --    --        94,893      469,958      151,537    --     60,144    (91,035)
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     --    --          (550)  14,460,535    2,590,423    --        456      3,522
   Transfers between funds ....................     --    --    (7,015,655)    (603,235)   1,242,540    --     (6,317)  (232,329)
   Surrenders (note 6) ........................     --    --             2   (4,262,445)  (4,970,039)   --    (10,304)        --
   Death benefits (note 4) ....................     --    --      (252,523)     (59,915)          --    --         --         --
   Policy loans (net of repayments) (note 5) ..     --    --            --           --     (909,000)   --         --         --
   Deductions for surrender charges ...........     --    --            --           --           --    --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     --    --      (329,100)  (1,108,043)    (798,758)   --     (4,710)    (8,904)
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------
         Net equity transactions ..............     --    --    (7,597,826)   8,426,897   (2,844,834)   --    (20,875)  (237,711)
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------

Net change in contract owners' equity .........     --    --    (7,502,933)   8,896,855   (2,693,297)   --     39,269   (328,746)
Contract owners' equity beginning
   of period ..................................     --    --    46,963,698   90,634,539   54,237,018    --    416,213    795,490
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------
Contract owners' equity end of period .........    $--    --    39,460,765   99,531,394   51,543,721    --    455,482    466,744
                                                   ===   ===    ==========   ==========   ==========   ===    =======   =========

CHANGES IN UNITS:
   Beginning units ............................     --    --     4,001,994    7,739,335    5,414,758    --     61,483     87,806
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------
   Units purchased ............................     --    --     1,072,484    3,563,582    2,302,261    --     12,776        399
   Units redeemed .............................     --    --    (1,718,113)  (2,834,486)  (2,586,052)   --    (15,649)   (27,678)
                                                   ---   ---    ----------   ----------   ----------   ---    -------   ---------
   Ending units ...............................     --    --     3,356,365    8,468,431    5,130,967    --     58,610     60,527
                                                   ===   ===    ==========   ==========   ==========   ===    =======   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       GVITSmCapGr             GVITSmCapVal
                                                  ---------------------   -----------------------
                                                     2003        2002        2003         2002
                                                  ----------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (3,026)    (1,432)      (6,151)     (13,051)
   Realized gain (loss) on investments ........      (47,948)      (264)    (617,747)    (105,888)
   Change in unrealized gain (loss)
      on investments ..........................      418,365   (135,708)   1,376,829   (1,136,756)
   Reinvested capital gains ...................           --         --           --      173,596
                                                  ----------   --------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............      367,391   (137,404)     752,931   (1,082,099)
                                                  ----------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       40,680      2,626      236,885      358,396
   Transfers between funds ....................      404,959    747,507     (567,896)     552,456
   Surrenders (note 6) ........................         (786)        --     (681,467)          --
   Death benefits (note 4) ....................           --       (455)          --       (3,018)
   Policy loans (net of repayments) (note 5) ..           --         --           --           --
   Deductions for surrender charges ...........           --         --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (28,395)    (7,147)     (68,753)    (106,463)
                                                  ----------   --------   ----------   ----------
         Net equity transactions ..............      416,458    742,531   (1,081,231)     801,371
                                                  ----------   --------   ----------   ----------

Net change in contract owners' equity .........      783,849    605,127     (328,300)    (280,728)
Contract owners' equity beginning
   of period ..................................    2,220,069    232,453    5,027,570    7,765,624
                                                  ----------   --------   ----------   ----------
Contract owners' equity end of period .........   $3,003,918    837,580    4,699,270    7,484,896
                                                  ==========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      219,283     15,332      446,135      501,921
                                                  ----------   --------   ----------   ----------
   Units purchased ............................       53,779     57,750       86,642      287,387
   Units redeemed .............................      (16,690)    (4,360)    (183,032)    (237,677)
                                                  ----------   --------   ----------   ----------
   Ending units ...............................      256,372     68,722      349,745      551,631
                                                  ==========   ========   ==========   ==========

                                                       GVITSmComp                GVITTotRt
                                                  ---------------------   ----------------------
                                                    2003        2002         2003        2002
                                                  ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     (11,061)    (17,292)       8,868       2,356
   Realized gain (loss) on investments ........    (331,427)    (47,020)    (423,407)     (3,941)
   Change in unrealized gain (loss)
      on investments ..........................   1,335,333    (375,943)     869,457    (124,510)
   Reinvested capital gains ...................          --          --           --          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............     992,845    (440,255)     454,918    (126,095)
                                                  ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     202,113     408,932       27,076      62,134
   Transfers between funds ....................     (72,564)   (328,597)  (1,089,084)     84,617
   Surrenders (note 6) ........................    (578,985)         --      (95,010)         --
   Death benefits (note 4) ....................          --     (22,115)          --        (104)
   Policy loans (net of repayments) (note 5) ..          --          --           --          --
   Deductions for surrender charges ...........          --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (135,943)   (144,250)     (41,044)    (28,943)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions ..............    (585,379)    (86,030)  (1,198,062)    117,704
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity .........     407,466    (526,285)    (743,144)     (8,391)
Contract owners' equity beginning
   of period ..................................   7,325,254   9,756,252    5,508,990   1,903,761
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period .........   7,732,720   9,229,967    4,765,846   1,895,370
                                                  =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     676,905     744,925      722,741     205,773
                                                  ---------   ---------   ----------   ---------
   Units purchased ............................      99,390     182,627       14,369      15,812
   Units redeemed .............................    (155,445)   (190,314)    (179,273)     (3,283)
                                                  ---------   ---------   ----------   ---------
   Ending units ...............................     620,850     737,238      557,837     218,302
                                                  =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITWLead           GSVITMidCap
                                                  --------------------   ----------------
                                                    2003       2002        2003      2002
                                                  --------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $    (85)      9,875      (2,296)   --
   Realized gain (loss) on investments ........     (1,353)    (26,737)       (319)   --
   Change in unrealized gain (loss)
      on investments ..........................      7,302     (53,313)    100,351    --
   Reinvested capital gains ...................         --          --          --    --
                                                  --------   ---------   ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............      5,864     (70,175)     97,736    --
                                                  --------   ---------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      6,438       5,298          34    --
   Transfers between funds ....................    (10,486)    (28,973)  1,432,574    --
   Surrenders (note 6) ........................         --          --         (98)   --
   Death benefits (note 4) ....................         --         (73)         --    --
   Policy loans (net of repayments) (note 5) ..         --          --          --    --
   Deductions for surrender charges ...........         --          --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (1,143)    (11,114)    (14,360)   --
                                                  --------   ---------   ---------   ---
         Net equity transactions ..............     (5,191)    (34,862)  1,418,150    --
                                                  --------   ---------   ---------   ---

Net change in contract owners' equity .........        673    (105,037)  1,515,886    --
Contract owners' equity beginning
   of period ..................................     33,870   1,185,387          --    --
                                                  --------   ---------   ---------   ---
Contract owners' equity end of period .........   $ 34,543   1,080,350   1,515,886    --
                                                  ========   =========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................      5,059     132,145          --    --
                                                  --------   ---------   ---------   ---
   Units purchased ............................      2,217     124,371     143,228    --
   Units redeemed .............................     (2,569)   (129,357)     (1,472)   --
                                                  --------   ---------   ---------   ---
   Ending units ...............................      4,707     127,159     141,756    --
                                                  ========   =========   =========   ===

                                                         JPMorBal               JanBal
                                                  ----------------------   ----------------
                                                    2003         2002        2003      2002
                                                  ---------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ...............       5,257       14,884       7,994    --
   Realized gain (loss) on investments ........     (99,082)    (100,552)        149    --
   Change in unrealized gain (loss)
      on investments ..........................     159,117      (80,309)     51,361    --
   Reinvested capital gains ...................          --           --          --    --
                                                  ---------   ----------   ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............      65,292     (165,977)     59,504    --
                                                  ---------   ----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     109,767      118,569      75,553    --
   Transfers between funds ....................    (606,456)     282,493     290,691    --
   Surrenders (note 6) ........................    (116,612)  (1,235,895)       (262)   --
   Death benefits (note 4) ....................          --       (1,571)         --    --
   Policy loans (net of repayments) (note 5) ..          --           --          --    --
   Deductions for surrender charges ...........          --           --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (16,860)     (33,150)    (10,048)   --
                                                  ---------   ----------   ---------   ---
         Net equity transactions ..............    (630,161)    (869,554)    355,934    --
                                                  ---------   ----------   ---------   ---

Net change in contract owners' equity .........    (564,869)  (1,035,531)    415,438    --
Contract owners' equity beginning
   of period ..................................   1,301,319    2,593,362     600,541    --
                                                  ---------   ----------   ---------   ---
Contract owners' equity end of period .........     736,450    1,557,831   1,015,979    --
                                                  =========   ==========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................     154,992      270,829      59,831    --
                                                  ---------   ----------   ---------   ---
   Units purchased ............................      34,326       65,069      58,660    --
   Units redeemed .............................    (108,630)    (157,898)    (22,993)   --
                                                  ---------   ----------   ---------   ---
   Ending units ...............................      80,688      178,000      95,498    --
                                                  =========   ==========   =========   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         JanCapAp              JanGITech
                                                  ----------------------   ------------------
                                                     2003        2002       2003       2002
                                                  ----------   ---------   -------   --------
Investment activity:
   Net investment income (loss) ...............   $     (205)        423    (1,036)    (2,081)
   Realized gain (loss) on investments ........     (359,722)    (27,101)  (47,131)   (78,611)
   Change in unrealized gain (loss)
      on investments ..........................      351,950    (179,277)  183,065   (268,815)
   Reinvested capital gains ...................           --          --        --         --
                                                  ----------   ---------   -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............       (7,977)   (205,955)  134,898   (349,507)
                                                  ----------   ---------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................        7,378      12,873    14,464     91,483
   Transfers between funds ....................     (859,957)    116,368   (19,720)   595,085
   Surrenders (note 6) ........................      (28,038)         --    (6,847)        --
   Death benefits (note 4) ....................           --          --        --         --
   Policy loans (net of repayments) (note 5) ..           --          --        --         --
   Deductions for surrender charges ...........           --          --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (43,418)    (81,568)   (8,721)   (12,331)
                                                  ----------   ---------   -------   --------
         Net equity transactions ..............     (924,035)     47,673   (20,824)   674,237
                                                  ----------   ---------   -------   --------

Net change in contract owners' equity .........     (932,012)   (158,282)  114,074    324,730
Contract owners' equity beginning
   of period ..................................    1,812,145   2,679,960   741,390    603,970
                                                  ----------   ---------   -------   --------
Contract owners' equity end of period .........   $  880,133   2,521,678   855,464    928,700
                                                  ==========   =========   =======   ========

CHANGES IN UNITS:
   Beginning units ............................      337,673     419,473   306,909    147,511
                                                  ----------   ---------   -------   --------
   Units purchased ............................        2,540      87,966    62,069    227,838
   Units redeemed .............................     (189,185)    (82,221)  (69,356)   (52,265)
                                                  ----------   ---------   -------   --------
   Ending units ...............................      151,028     425,218   299,622    323,084
                                                  ==========   =========   =======   ========

                                                        JanIntGro             MGVITMultiSec
                                                  ---------------------   ---------------------
                                                    2003        2002        2003        2002
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............       5,286       2,250      61,311      38,770
   Realized gain (loss) on investments ........    (132,560)    (80,528)     11,466      (1,186)
   Change in unrealized gain (loss)
      on investments ..........................     162,130     (80,985)    101,055     (11,730)
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............      34,856    (159,263)    173,832      25,854
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      87,960     117,370      53,463      97,054
   Transfers between funds ....................    (244,840)    (28,603)     13,934    (102,759)
   Surrenders (note 6) ........................     (83,617)         --     (42,457)         --
   Death benefits (note 4) ....................          --          --          --        (537)
   Policy loans (net of repayments) (note 5) ..          --          --          --          --
   Deductions for surrender charges ...........          --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (18,198)    (21,152)    (28,229)    (18,582)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............    (258,695)     67,615      (3,289)    (24,824)
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........    (223,839)    (91,648)    170,543       1,030
Contract owners' equity beginning
   of period ..................................   1,032,385   1,211,805   2,212,803   1,456,593
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........     808,546   1,120,157   2,383,346   1,457,623
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     221,735     192,654     187,462     131,899
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      32,397      87,873      53,399      20,592
   Units redeemed .............................     (90,434)    (77,568)    (53,437)    (22,950)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     163,698     202,959     187,424     129,541
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      NBAMTFas             NBAMTGro
                                                  -----------------   ------------------
                                                    2003      2002     2003       2002
                                                  --------   ------   -------   --------
Investment activity:
   Net investment income (loss) ...............   $   (122)    --        (340)    (1,342)
   Realized gain (loss) on investments ........        511     --       1,817   (146,481)
   Change in unrealized gain (loss)
      on investments ..........................     (1,847)    --      37,681    (18,489)
   Reinvested capital gains ...................         --     --          --         --
                                                  --------    ---     -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............     (1,458)    --      39,158   (166,312)
                                                  --------    ---     -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................        202     --      32,675     80,253
   Transfers between funds ....................    618,357     --      12,985   (256,128)
   Surrenders (note 6) ........................     (5,655)    --          --         --
   Death benefits (note 4) ....................         --     --          --         --
   Policy loans (net of repayments) (note 5) ..         --     --          --         --
   Deductions for surrender charges ...........         --     --          --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................       (230)    --     (12,440)   (16,410)
                                                  --------    ---     -------   --------
         Net equity transactions ..............    612,674     --      33,220   (192,285)
                                                  --------    ---     -------   --------

Net change in contract owners' equity .........    611,216     --      72,378   (358,597)
Contract owners' equity beginning
   of period ..................................         --     --     241,390    944,392
                                                  --------    ---     -------   --------
Contract owners' equity end of period .........   $611,216     --     313,768    585,795
                                                  ========    ===     =======   ========

CHANGES IN UNITS:
   Beginning units ............................         --     --      46,182    124,202
                                                  --------    ---     -------   --------
   Units purchased ............................     57,136     --      14,626    125,476
   Units redeemed .............................       (595)    --      (8,278)  (153,696)
                                                  --------    ---     -------   --------
   Ending units ...............................     56,541     --      52,530     95,982
                                                  ========    ===     =======   ========

                                                        NBAMTGuard              NBAMTLMat
                                                  ---------------------   ---------------------
                                                    2003        2002        2003        2002
                                                  ---------   ---------   --------   ----------
Investment activity:
   Net investment income (loss) ...............      (1,771)     10,266       (471)     297,084
   Realized gain (loss) on investments ........     (73,276)    (16,137)     4,070      (73,454)
   Change in unrealized gain (loss)
      on investments ..........................     295,422    (259,376)     3,205      (89,501)
   Reinvested capital gains ...................          --          --         --           --
                                                  ---------   ---------   --------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ............     220,375    (265,247)     6,804      134,129
                                                  ---------   ---------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      53,424     167,105      4,357      416,146
   Transfers between funds ....................    (130,345)   (242,335)  (110,461)     735,945
   Surrenders (note 6) ........................      (7,868)         --         --   (3,822,753)
   Death benefits (note 4) ....................        (423)     (1,632)        --      (25,067)
   Policy loans (net of repayments) (note 5) ..          --          --         --           --
   Deductions for surrender charges ...........          --          --         --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (14,377)    (20,381)    (6,301)     (76,639)
                                                  ---------   ---------   --------   ----------
         Net equity transactions ..............     (99,589)    (97,243)  (112,405)  (2,772,368)
                                                  ---------   ---------   --------   ----------

Net change in contract owners' equity .........     120,786    (362,490)  (105,601)  (2,638,239)
Contract owners' equity beginning
   of period ..................................   1,554,771   2,355,689    391,240    6,466,631
                                                  ---------   ---------   --------   ----------
Contract owners' equity end of period .........   1,675,557   1,993,199    285,639    3,828,392
                                                  =========   =========   ========   ==========

CHANGES IN UNITS:
   Beginning units ............................     197,760     220,317     34,509      599,545
                                                  ---------   ---------   --------   ----------
   Units purchased ............................      75,613      15,479     15,274      620,668
   Units redeemed .............................     (86,879)    (25,697)   (25,062)    (872,329)
                                                  ---------   ---------   --------   ----------
   Ending units ...............................     186,494     210,099     24,721      347,884
                                                  =========   =========   ========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       NBAMTMCGr               NBAMTPart
                                                ----------------------   ---------------------
                                                   2003         2002       2003        2002
                                                ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (1,788)     (2,146)     (3,961)     21,034
   Realized gain (loss) on investments ......     (209,364)    (77,163)    (67,834)    (27,579)
   Change in unrealized gain (loss)
      on investments ........................      368,145    (128,312)    563,805    (745,546)
   Reinvested capital gains .................           --          --          --          --
                                                ----------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      156,993    (207,621)    492,010    (752,091)
                                                ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       50,797      52,719      52,072     585,965
   Transfers between funds ..................      598,632     338,355     (23,346)    400,692
   Surrenders (note 6) ......................      (93,012)         --     (50,757)    (13,721)
   Death benefits (note 4) ..................           --      (2,492)         --     (24,429)
   Policy loans (net of repayments) (note 5)            --          --          --          --
   Deductions for surrender charges .........           --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (15,977)    (15,411)    (34,632)    (70,977)
                                                ----------   ---------   ---------   ---------
         Net equity transactions ............      540,440     373,171     (56,663)    877,530
                                                ----------   ---------   ---------   ---------

Net change in contract owners' equity .......      697,433     165,550     435,347     125,439
Contract owners' equity beginning
   of period ................................    1,113,408     966,603   2,790,975   6,618,175
                                                ----------   ---------   ---------   ---------
Contract owners' equity end of period .......   $1,810,841   1,132,153   3,226,322   6,743,614
                                                ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................      131,620      80,698     378,874     682,432
                                                ----------   ---------   ---------   ---------
   Units purchased ..........................      107,705      36,285      17,326     597,040
   Units redeemed ...........................      (48,205)     (2,641)    (23,717)   (509,927)
                                                ----------   ---------   ---------   ---------
   Ending units .............................      191,120     114,342     372,483     769,545
                                                ==========   =========   =========   =========

                                                    ONEMidCap              OppAggGro
                                                ----------------   -----------------------
                                                 2003      2002       2003         2002
                                                -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      (809)    --         (6,327)      34,806
   Realized gain (loss) on investments ......       597     --       (653,214)  (1,222,248)
   Change in unrealized gain (loss)
      on investments ........................    49,144     --      1,384,441     (190,577)
   Reinvested capital gains .................        --     --             --           --
                                                -------    ---     -----------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    48,932     --        724,900   (1,378,019)
                                                -------    ---     -----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        --     --        188,791      538,819
   Transfers between funds ..................   482,290     --       (921,667)    (825,384)
   Surrenders (note 6) ......................        --     --       (309,189)          --
   Death benefits (note 4) ..................        --     --        (11,861)     (14,182)
   Policy loans (net of repayments) (note 5)         --     --             --           --
   Deductions for surrender charges .........        --     --             --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (5,041)    --        (59,359)     (72,234)
                                                -------    ---     -----------  ----------
         Net equity transactions ............   477,249     --     (1,113,285)    (372,981)
                                                -------    ---     -----------  ----------

Net change in contract owners' equity .......   526,181     --       (388,385)  (1,751,000)
Contract owners' equity beginning
   of period ................................        --     --      6,024,983    8,196,634
                                                -------    ---     -----------  ----------
Contract owners' equity end of period .......   526,181     --      5,636,598    6,445,634
                                                =======    ===     ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................        --     --        796,603      782,585
                                                -------    ---     -----------  ----------
   Units purchased ..........................    46,973     --        297,487       55,241
   Units redeemed ...........................      (492)    --       (436,635)     (93,363)
                                                -------    ---     -----------  ----------
   Ending units .............................    46,481     --        657,455      744,463
                                                =======    ===     ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       OppBdFd                  OppCapAp
                                                ----------------------   ----------------------
                                                   2003         2002       2003         2002
                                                ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $   68,610      98,343      24,952       43,291
   Realized gain (loss) on investments ......        4,347       7,527    (674,359)    (500,471)
   Change in unrealized gain (loss)
      on investments ........................      (10,869)    (70,736)  1,642,012   (1,990,603)
   Reinvested capital gains .................           --          --          --           --
                                                ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........       62,088      35,134     992,605   (2,447,783)
                                                ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............           --     237,251     108,721      937,502
   Transfers between funds ..................        8,629    (621,291)   (146,467)     380,558
   Surrenders (note 6) ......................           --     (93,561)   (336,678)    (140,635)
   Death benefits (note 4) ..................           --          --      (5,012)      (9,796)
   Policy loans (net of repayments) (note 5).           --          --          --           --
   Deductions for surrender charges .........           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (23,819)    (24,113)   (104,855)    (121,834)
                                                ----------   ---------   ---------   ----------
         Net equity transactions ............      (15,190)   (501,714)   (484,291)   1,045,795
                                                ----------   ---------   ---------   ----------

Net change in contract owners' equity .......       46,898    (466,580)    508,314   (1,401,988)
Contract owners' equity beginning
   of period ................................    1,156,951   2,058,107   8,946,612   11,870,320
                                                ----------   ---------   ---------   ----------
Contract owners' equity end of period .......   $1,203,849   1,591,527   9,454,926   10,468,332
                                                ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................       99,772     193,237     972,587      938,153
                                                ----------   ---------   ---------   ----------
   Units purchased ..........................       32,263     113,400     194,754      313,625
   Units redeemed ...........................      (33,304)   (160,603)   (251,136)    (224,252)
                                                ----------   ---------   ---------   ----------
   Ending units .............................       98,731     146,034     916,205    1,027,526
                                                ==========   =========   =========   ==========

                                                       OppGlSec             OppMSGrInc
                                                ---------------------   ------------------
                                                  2003        2002        2003      2002
                                                ---------   ---------   --------   -------
Investment activity:
   Net investment income (loss) .............      10,458       5,129      1,696     2,064
   Realized gain (loss) on investments ......      81,068    (159,055)   (54,803)    2,778
   Change in unrealized gain (loss)
      on investments ........................     222,814      37,075     63,553   (44,959)
   Reinvested capital gains .................          --          --         --        --
                                                ---------   ---------   --------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     314,340    (116,851)    10,446   (40,117)
                                                ---------   ---------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       7,910      75,586      8,376    58,683
   Transfers between funds ..................     347,871    (287,639)   (42,740)  (15,901)
   Surrenders (note 6) ......................     (53,776)   (106,947)  (121,431)       --
   Death benefits (note 4) ..................          --          --         --    (1,245)
   Policy loans (net of repayments) (note 5).          --          --         --        --
   Deductions for surrender charges .........          --          --         --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (7,414)    (21,614)    (4,109)   (7,089)
                                                ---------   ---------   --------   -------
         Net equity transactions ............     294,591    (340,614)  (159,904)   34,448
                                                ---------   ---------   --------   -------

Net change in contract owners' equity .......     608,931    (457,465)  (149,458)   (5,669)
Contract owners' equity beginning
   of period ................................     555,149   2,166,494    361,998   508,403
                                                ---------   ---------   --------   -------
Contract owners' equity end of period .......   1,164,080   1,709,029    212,540   502,734
                                                =========   =========   ========   =======

CHANGES IN UNITS:
   Beginning units ..........................      85,244     258,325     50,679    57,708
                                                ---------   ---------   --------   -------
   Units purchased ..........................      99,789     307,223     17,875     6,698
   Units redeemed ...........................     (24,628)   (346,068)   (41,569)   (2,906)
                                                ---------   ---------   --------   -------
   Ending units .............................     160,405     219,480     26,985    61,500
                                                =========   =========   ========   =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     OppMultStr           PIMLowDur
                                                -------------------   ----------------
                                                  2003       2002       2003      2002
                                                --------   --------   ---------   ----
Investment activity:
   Net investment income (loss) .............   $ 12,130     22,514      30,431    --
   Realized gain (loss) on investments ......       (423)    (2,963)        224    --
   Change in unrealized gain (loss)
      on investments ........................     34,663    (84,488)     37,283    --
   Reinvested capital gains .................         --      9,872          --    --
                                                --------   --------   ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     46,370    (55,065)     67,938    --
                                                --------   --------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............         --    129,609     220,658    --
   Transfers between funds ..................     (8,152)  (245,554)     35,301    --
   Surrenders (note 6) ......................         --         --          --    --
   Death benefits (note 4) ..................         --         --          --    --
   Policy loans (net of repayments) (note 5) .        --         --          --    --
   Deductions for surrender charges .........         --         --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (6,938)    (9,755)    (38,944)   --
                                                --------   --------   ---------   ---
         Net equity transactions ............    (15,090)  (125,700)    217,015    --
                                                --------   --------   ---------   ---

Net change in contract owners' equity .......     31,280   (180,765)    284,953    --
Contract owners' equity beginning
   of period ................................    438,057    953,339   2,915,688    --
                                                --------   --------   ---------   ---
Contract owners' equity end of period .......   $469,337    772,574   3,200,641    --
                                                ========   ========   =========   ===

CHANGES IN UNITS:
   Beginning units ..........................     47,775     92,958     286,221    --
                                                --------   --------   ---------   ---
   Units purchased ..........................     18,011     64,059      75,355    --
   Units redeemed ...........................    (19,824)   (75,968)    (54,458)   --
                                                --------   --------   ---------   ---
   Ending units .............................     45,962     81,049     307,118    --
                                                ========   ========   =========   ===

                                                   PIMRealRet          PIMTotRet
                                                ----------------   -----------------
                                                   2003     2002      2003      2002
                                                ---------   ----   ----------   ----
Investment activity:
   Net investment income (loss) .............      16,909    --       114,195    --
   Realized gain (loss) on investments ......       1,744    --        32,654    --
   Change in unrealized gain (loss)
      on investments ........................      33,765    --       148,099    --
   Reinvested capital gains .................          --    --            --    --
                                                ---------   ---    ----------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      52,418    --       294,948    --
                                                ---------   ---    ----------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............         431    --            89    --
   Transfers between funds ..................   1,153,198    --    18,402,698    --
   Surrenders (note 6) ......................     (19,422)   --          (587)   --
   Death benefits (note 4) ..................          --    --            --    --
   Policy loans (net of repayments) (note 5).          --    --            --    --
   Deductions for surrender charges .........          --    --            --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (8,965)   --       (30,013)   --
                                                ---------   ---    ----------   ---
         Net equity transactions ............   1,125,242    --    18,372,187    --
                                                ---------   ---    ----------   ---

Net change in contract owners' equity .......   1,177,660    --    18,667,135    --
Contract owners' equity beginning
   of period ................................          --    --            --    --
                                                ---------   ---    ----------   ---
Contract owners' equity end of period .......   1,177,660    --    18,667,135    --
                                                =========   ===    ==========   ===

CHANGES IN UNITS:
   Beginning units ..........................          --    --            --    --
                                                ---------   ---    ----------   ---
   Units purchased ..........................     110,515    --     1,858,481    --
   Units redeemed ...........................      (3,895)   --      (125,286)   --
                                                ---------   ---    ----------   ---
   Ending units .............................     106,620    --     1,733,195    --
                                                =========   ===    ==========   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    PionHY            RoyMicro
                                                ---------------   ----------------
                                                  2003     2002     2003      2002
                                                --------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .............   $ 28,754    --       (1,537)   --
   Realized gain (loss) on investments ......    123,829    --        1,139    --
   Change in unrealized gain (loss)
      on investments ........................      5,290    --      210,810    --
   Reinvested capital gains .................         --    --           --    --
                                                --------   ---    ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    157,873    --      210,412    --
                                                --------   ---    ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............         73    --       69,225    --
   Transfers between funds ..................    (24,671)   --      197,725    --
   Surrenders (note 6) ......................       (197)   --       (2,606)   --
   Death benefits (note 4) ..................         --    --           --    --
   Policy loans (net of repayments) (note 5)          --    --           --    --
   Deductions for surrender charges .........         --    --           --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (12,313)   --      (14,290)   --
                                                --------   ---    ---------   ---
         Net equity transactions ............    (37,108)   --      250,054    --
                                                --------   ---    ---------   ---

Net change in contract owners' equity .......    120,765    --      460,466    --
Contract owners' equity beginning
   of period ................................         --    --      890,169    --
                                                --------   ---    ---------   ---
Contract owners' equity end of period .......   $120,765    --    1,350,635    --
                                                ========   ===    =========   ===

CHANGES IN UNITS:
   Beginning units ..........................         --    --       88,080    --
                                                --------   ---    ---------   ---
   Units purchased ..........................     23,360    --       86,072    --
   Units redeemed ...........................    (13,731)   --      (59,788)   --
                                                --------   ---    ---------   ---
   Ending units .............................      9,629    --      114,364    --
                                                ========   ===    =========   ===

                                                    SGVITMdCpGr              StOpp2
                                                ------------------   ----------------------
                                                  2003      2002       2003         2002
                                                -------   --------   ---------   ----------
Investment activity:
   Net investment income (loss) .............      (644)    (1,553)    (11,077)     (12,804)
   Realized gain (loss) on investments ......    32,645   (171,047)   (576,723)    (185,687)
   Change in unrealized gain (loss)
      on investments ........................    58,001    (30,276)  1,935,141   (1,169,624)
   Reinvested capital gains .................        --         --          --           --
                                                -------   --------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    90,002   (202,876)  1,347,341   (1,368,115)
                                                -------   --------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     3,811     15,691      28,842      460,220
   Transfers between funds ..................   (35,865)  (165,008)  2,355,841      442,767
   Surrenders (note 6) ......................   (27,449)        --     (74,244)     (88,859)
   Death benefits (note 4) ..................        --       (497)         --      (23,874)
   Policy loans (net of repayments) (note 5)         --         --          --           --
   Deductions for surrender charges .........        --         --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................   (10,099)   (14,469)    (64,738)     (88,651)
                                                -------   --------   ---------   ----------
         Net equity transactions ............   (69,602)  (164,283)  2,245,701      701,603
                                                -------   --------   ---------   ----------

Net change in contract owners' equity .......    20,400   (367,159)  3,593,042     (666,512)
Contract owners' equity beginning
   of period ................................   472,510    874,814   4,790,913    8,271,620
                                                -------   --------   ---------   ----------
Contract owners' equity end of period .......   492,910    507,655   8,383,955    7,605,108
                                                =======   ========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................    66,164     77,229     693,897      875,255
                                                -------   --------   ---------   ----------
   Units purchased ..........................     9,837     54,015     400,223      629,457
   Units redeemed ...........................   (19,607)   (72,586)    (45,971)    (556,098)
                                                -------   --------   ---------   ----------
   Ending units .............................    56,394     58,658   1,048,149      948,614
                                                =======   ========   =========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     StDisc2          StIntStk2           TRPEI2             TRPMCG2
                                                ----------------   ----------------   ----------------   ----------------
                                                 2003      2002     2003     2002       2003      2002     2003      2002
                                                -------   ------   ------   -------   ---------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .............   $  (109)    (108)      68     5,158       6,211    --       (1,986)   --
   Realized gain (loss) on investments ......       109    6,324      (53)    3,590      (1,426)   --          386    --
   Change in unrealized gain (loss)
      on investments ........................    10,863   (4,206)    (192)  (29,341)     82,441    --      283,421    --
   Reinvested capital gains .................        --       --       --        --          --    --           --    --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    10,863    2,010     (177)  (20,593)     87,226    --      281,821    --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        --   19,252        4     2,796      38,438    --       50,317    --
   Transfers between funds ..................    33,436   27,710   (4,034)   25,770     883,865    --       39,838    --
   Surrenders (note 6) ......................        --       --       --        --      (3,718)   --      (20,937)   --
   Death benefits (note 4) ..................        --       --       --        --          --    --           --    --
   Policy loans (net of repayments) (note 5)         --       --       --        --          --    --           --    --
   Deductions for surrender charges .........        --       --       --        --          --    --           --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (1,324)    (771)     (21)   (3,239)    (14,017)   --      (20,119)   --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---
         Net equity transactions ............    32,112   46,191   (4,051)   25,327     904,568    --       49,099    --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---

Net change in contract owners' equity .......    42,975   48,201   (4,228)    4,734     991,794    --      330,920    --
Contract owners' equity beginning
   of period ................................    56,537   15,151    4,228   277,268     355,353    --    1,497,654    --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---
Contract owners' equity end of period .......   $99,512   63,352       --   282,002   1,347,147    --    1,828,574    --
                                                =======   ======   ======   =======   =========   ===    =========   ===

CHANGES IN UNITS:
   Beginning units ..........................     5,771    1,313      779    38,838      35,117    --      146,130    --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---
   Units purchased ..........................     6,027   13,347        2    41,392     108,911    --       10,835    --
   Units redeemed ...........................    (2,634)  (8,712)    (781)  (39,112)    (22,186)   --       (5,621)   --
                                                -------   ------   ------   -------   ---------   ---    ---------   ---
   Ending units .............................     9,164    5,948       --    41,118     121,842    --      151,344    --
                                                =======   ======   ======   =======   =========   ===    =========   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   VEWrldBd          VEWrldEMkt          VEWrldHAs            VKEmMkt
                                                ---------------   ----------------   ------------------   -----------------
                                                 2003     2002     2003      2002      2003      2002      2003      2002
                                                -------   -----   -------   ------   --------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $   486    --       (127)      (78)       686     1,027      (773)     (264)
   Realized gain (loss) on investments ......     2,534    --     (3,024)    6,249     (1,201)   (5,429)    4,496       329
   Change in unrealized gain (loss)
      on investments ........................       328    --     38,574    21,157        868    14,151    78,786   (12,612)
   Reinvested capital gains .................        --    --         --        --         --        --        --        --
                                                -------   ---    -------   -------   --------   -------   -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     3,348    --     35,423    27,328        353     9,749    82,509   (12,547)
                                                -------   ---    -------   -------   --------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     6,945    --     72,729    24,525     69,856    14,646    59,901     3,654
   Transfers between funds ..................     4,989    --     (1,716)  (46,711)   (43,841)  (34,932)  244,599   221,509
   Surrenders (note 6) ......................        --    --    (54,535)       --   (185,920)       --   (27,843)       --
   Death benefits (note 4) ..................        --    --         --      (503)        --        --        --    (1,362)
   Policy loans (net of repayments) (note 5).        --    --         --        --         --        --        --        --
   Deductions for surrender charges .........        --    --         --        --         --        --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) ..................      (587)   --     (3,890)   (5,138)    (4,482)   (1,735)   (7,406)   (1,781)
                                                -------   ---    -------   -------   --------   -------   -------   -------
            Net equity transactions .........    11,347    --     12,588   (27,827)  (164,387)  (22,021)  269,251   222,020
                                                -------   ---    -------   -------   --------   -------   -------   -------

Net change in contract owners' equity .......    14,695    --     48,011      (499)  (164,034)  (12,272)  351,760   209,473
Contract owners' equity beginning
   of period ................................    27,978    --    274,924   401,193    206,801   149,001   302,781    66,339
                                                -------   ---    -------   -------   --------   -------   -------   -------
Contract owners' equity end of period .......   $42,673    --    322,935   400,694     42,767   136,729   654,541   275,812
                                                =======   ===    =======   =======   ========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     2,464    --     39,671    56,168     26,033    18,257    26,187     6,255
                                                -------   ---    -------   -------   --------   -------   -------   -------
   Units purchased ..........................     1,969    --     24,859    13,969     11,685     5,507    31,868    20,312
   Units redeemed ...........................    (1,027)   --    (22,271)  (17,544)   (32,644)   (8,411)   (9,950)     (549)
                                                -------   ---    -------   -------   --------   -------   -------   -------
   Ending units .............................     3,406    --     42,259    52,593      5,074    15,353    48,105    26,018
                                                =======   ===    =======   =======   ========   =======   =======   =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     VKMidCapG             VKUSRealEst
                                                -------------------   ---------------------
                                                  2003       2002        2003        2002
                                                ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $    (124)     (842)     (2,644)     (3,649)
   Realized gain (loss) on investments ......       6,550   (10,638)   (104,562)     21,610
   Change in unrealized gain (loss)
      on investments ........................      19,363   (77,960)    305,478     159,543
   Reinvested capital gains .................          --        --          --          --
                                                ---------   -------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      25,789   (89,440)    198,272     177,504
                                                ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............         123     9,922     115,616     113,953
   Transfers between funds ..................    (403,958)  386,249    (263,606)    598,460
   Surrenders (note 6) ......................      (1,644)       --    (314,508)         --
   Death benefits (note 4) ..................          --        --          --     (10,116)
   Policy loans (net of repayments) (note 5)           --        --          --          --
   Deductions for surrender charges .........          --        --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (1,403)   (6,607)    (30,542)    (28,516)
                                                ---------   -------   ---------   ---------
         Net equity transactions ............    (406,882)  389,564    (493,040)    673,781
                                                ---------   -------   ---------   ---------

Net change in contract owners' equity .......    (381,093)  300,124    (294,768)    851,285
Contract owners' equity beginning
   of period ................................     432,303   170,441   2,102,229   1,833,628
                                                ---------   -------   ---------   ---------
Contract owners' equity end of period .......   $  51,210   470,565   1,807,461   2,684,913
                                                =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     103,307    27,935     180,996     152,921
                                                ---------   -------   ---------   ---------
   Units purchased ..........................       3,448    98,344      70,120      67,914
   Units redeemed ...........................     (96,463)  (31,546)   (112,181)    (15,787)
                                                ---------   -------   ---------   ---------
   Ending units .............................      10,292    94,733     138,935     205,048
                                                =========   =======   =========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit values for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:
               Portfolios of AIM Variable Insurance Funds, Inc;
                    AIM VIF Basic Value Fund - Series 1 (AIMBVF)
                    *AIM VIF Capital Development Fund - Series 1 (AIMCDF)
               Portfolios of Alliance Variable Product Series Funds, Inc;
                    *Alliance VPS Growth & Income Portfolio - Class A
                       (AllVGroInc)
               Portfolios of the American Century Variable Portfolios,
                  Inc.(American Century VP);
                    American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                       (ACVPCapAp)
                    American Century VP Income & Growth Fund - Class I
                       (ACVPIncGr)
                    American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra) American Century VP Value Fund - Class I (ACVPVal)
               Portfolios of Bank One One Group(R) Investment Trust;
                    One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
                    *One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)
               Baron Capital Asset Trust Insurance Series;
                    *Baron Capital Asset Trust (BCAT)
               Calvert Variable Series (CVS) Inc.;
                    *Calvert Social Equity Portfolio (CVSSEP)
               Comstock GVIT Value Fund - Class I
                    (formerly Nationwide(R) SAT Federated Equity Income)
                       (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                       (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntEq)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                    Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                    Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                       (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)
               Dreyfus Stock Index Fund (DryStkIx)
               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                       (DryVIFApp)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                       (DryVIFGrInc)
                    Dreyfus VIF - International Value Portfolio - Initial Shares
                       (DryIntVal)
               Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund
                  - Class I (FGVITHiInc)
               Portfolios of Federated Insurance Series;
                    Federated Quality Bond Fund II - Primary Shares (FedQualBd)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                       (FidVIPEI)
                    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                       (FidVIPEIS)
                    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class
                       (FidVIPGrS)
                    Fidelity(R) VIP - High Income Portfolio: Initial Class
                       (FidVIPHI)
                    Fidelity(R) VIP - High Income Portfolio: Service Class
                       (FidVIPHIS)
                    Fidelity(R) VIP - Overseas Portfolio: Initial Class
                       (FidVIPOv)
                    Fidelity(R) VIP - Overseas Portfolio: Service Class
                       (FidVIPOvS)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                       (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                       (FidVIPCon)
                    Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                       (FidVIPConS)
               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                       Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                       Service Class (FidVIPGrOPS)
                    Fidelity(R) VIP III - Value Strategies Portfolio: Service
                       Class (FidVIPValStS)
               Franklin Templeton Variable Insurance Products Trust (Franklin
                  Templeton VIT);
                    Franklin Templeton VIT - Templeton Foreign Securities Fund -
                       Class 2 (FTVIPFS)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                    *Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) *Gartmore GVIT Global Financial Services Fund - Class I
                       (GVITGlFin)
                    *Gartmore GVIT Global Health Sciences Fund - Class I
                       (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class I (GVITGlTech)
                    *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                         (formerly Nationwide(R) SAT Capital Appreciation Fund)
                            (GVITGrowth)
                    Gartmore GVIT Investor Destinations Aggressive Fund
                       (GVITIDAgg)
                    Gartmore GVIT Investor Destinations Conservative Fund
                       (GVITIDCon)
                    Gartmore GVIT Investor Destinations Moderate Fund
                       (GVITIDMod)
                    Gartmore GVIT Investor Destinations Moderately Aggressive
                       Fund (GVITIDModAgg)
                    Gartmore GVIT Investor Destinations Moderately Conservative
                       Fund (GVITIDModCon)
                    *Gartmore GVIT International Growth Fund - Class I
                       (GVITIntGro)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                    *Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                       (GVITLead)
                    Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                       (NWGVITStrVal)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) *Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
                    Gartmore GVIT Worldwide Leaders Fund - Class I
                         (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)
               Portfolios of Goldman Sachs;
                    *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                    Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
               J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)
               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                       (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares
                       (JanGITech)
                    Janus AS - International Growth Portfolio - Service Shares
                       (JanIntGro)
               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)
               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                    *Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio - S Class
                       (NBAMTFas)
                    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                       (NBAMTLMat)
                    Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
               Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                       (OppAggGro)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                       (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                       (OppGlSec)
                    Oppenheimer Main Street Growth & Income Fund/VA - Initial
                       Class (OppMSGrInc)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class
                       (OppMultStr)
               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                    PIMCO VIT Low Duration Portfolio - Administrative Shares
                       (PIMLowDur)
                    PIMCO VIT Real Return Portfolio - Administrative Shares
                       (PIMRealRet)
                    PIMCO VIT Total Return Portfolio - Administrative Shares
                       (PIMTotRet)
               Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)
               Royce Capital Fund - Micro Cap (RoyMicro)
               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)
               *Strong Opportunity Fund Inc. (STROpp)
               Strong Opportunity Fund II, Inc. (StOpp2)
               Funds of the Strong Variable Insurance Funds, Inc.(Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    *Strong VIF - Strong International Stock Fund II (StIntStk2)
               Portfolios of T. Rowe Price;
                    *T. Rowe Price Equity Income Fund (TRPEI)
                    T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                    *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                    T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
               *Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                  UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At June 30, 2003, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10%, 20% or .25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $257,430 and $0, respectively, and total transfers from the Account to the fixed account were $17,567,542 and $0, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2003.

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Gartmore GVIT Small Cap Growth
              Fund - Class I - Initial
              Funding by Depositor
              2001 ..........................    0.00%       100,000   $16.318510     $ 1,631,851      0.00%        -5.05%
              2000 ..........................    0.00%       100,000    21.463633       2,146,363      0.00%         4.97%

     The BEST of AMERICA(R)
        America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)
           American Century VP Income &
              Growth Fund - Class I
              2003 ..........................    0.10%       419,275     8.493460       3,561,095      1.41%        11.97%
              2002 ..........................    0.10%       409,339     8.442333       3,455,776      0.83%        -0.10%
              2001 ..........................    0.10%       237,289     9.888619       2,346,461      0.70%        -3.86%
              2000 ..........................    0.10%       290,354    11.101352       3,223,322      0.49%        -3.62%
              1999 ..........................    0.10%       139,253    10.717821       1,492,489      0.01%         7.18% 04/01/99

           American Century VP International
              Fund - Class I
              2003 ..........................    0.10%        99,799     7.846190         783,042      0.70%         4.90%
              2002 ..........................    0.10%        97,378     8.977297         874,191      0.70%        -0.05%
              2001 ..........................    0.10%        88,927    10.606504         943,205      0.08%       -20.19%
              2000 ..........................    0.10%        61,417    15.024102         922,735      0.10%        -6.06%
              1999 ..........................    0.10%        14,498    10.471172         151,811      0.00%         4.71% 04/01/99

           Dreyfus Stock Index Fund
              2003 ..........................    0.10%       664,057     7.864072       5,222,192      0.75%        11.58%
              2002 ..........................    0.10%       618,530     7.872437       4,869,338      0.58%        -0.13%
              2001 ..........................    0.10%       290,238     9.644728       2,799,267      0.49%        -6.88%
              2000 ..........................    0.10%       325,655    11.359939       3,699,421      0.49%        -0.60%
              1999 ..........................    0.10%       276,031    10.631744       2,934,691      0.70%         6.32% 04/01/99

           Fidelity(R) VIP - Equity-Income
              Portfolio: Service Class
              2003 ..........................    0.10%        19,868     9.775527         194,220      1.50%        10.61%
              2002 ..........................    0.10%        20,350     9.995107         203,400      1.39%        -0.06%

           Fidelity(R) VIP - Growth
              Portfolio: Service Class
              2003 ..........................    0.10%     1,026,125     7.244508       7,433,771      0.21%        13.36%
              2002 ..........................    0.10%       978,641     7.394071       7,236,141      0.12%        -0.19%
              2001 ..........................    0.10%       730,098    10.067935       7,350,579      0.00%        -9.71%
              2000 ..........................    0.10%       501,080    13.179722       6,604,095      0.06%         5.01%
              1999 ..........................    0.10%       165,208    10.460406       1,728,143      0.08%         4.60% 04/01/99

           Gartmore GVIT Government Bond
              Fund - Class I
              2003 ..........................    0.10%       217,962    13.616730       2,967,930      1.66%         3.08%
              2002 ..........................    0.10%       213,726    12.407025       2,651,704      2.38%         0.04%
              2001 ..........................    0.10%       698,203    11.384642       7,948,791      2.74%         2.38%
              2000 ..........................    0.10%       739,786    10.284568       7,608,379      3.07%         3.98%
              1999 ..........................    0.10%        65,024     9.913287         644,602      3.72%        -0.87% 04/01/99

           Gartmore GVIT Money Market
              Fund - Class I
              2003 ..........................    0.10%     1,183,909    11.518076      13,636,354      0.37%         0.32%
              2002 ..........................    0.10%     1,209,527    11.419584      13,812,295      0.62%         0.01%
              2001 ..........................    0.10%       473,416    11.219674       5,311,573      2.06%         2.26%
              2000 ..........................    0.10%       197,921    10.644566       2,106,783      2.83%         2.77%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Gartmore GVIT Money Market
              Fund - Class V
              2003 ..........................    0.10%       200,849   $10.056701      $2,019,878      0.42%         0.36%

           Janus AS - International Growth
              Portfolio - Service Shares
              2002 ..........................    0.10%        19,275     5.551206         106,999      0.38%        -0.12%
              2001 ..........................    0.10%        19,406     6.978600         135,427      0.60%       -15.57%
              2000 ..........................    0.10%        19,438    10.134840         197,001      0.00%         1.35%

           MAS GVIT (formerly Nationwide(R)
              SAT) Multi Sector Bond
              Fund - Class I
              2003 ..........................    0.10%         6,239    12.880734          80,363      2.76%         7.66%
              2002 ..........................    0.10%         3,610    11.395901          41,139      2.94%         0.02%
              2001 ..........................    0.10%         4,115    10.809424          44,481      2.38%         0.71%
              2000 ..........................    0.10%         5,259    10.416467          54,780      4.48%         2.44%
              1999 ..........................    0.10%         4,095     9.908985          40,577      3.13%        -0.91% 04/01/99

           Neuberger Berman AMT - Guardian
              Portfolio
              2003 ..........................    0.10%        86,680     9.123772         790,849      0.00%        13.96%
              2002 ..........................    0.10%        84,059     9.671959         813,015      0.61%        -0.11%
              2001 ..........................    0.10%        82,979    11.243700         932,991      0.31%         1.54%
              2000 ..........................    0.10%        32,870    11.364157         373,540      0.56%         3.68%
              1999 ..........................    0.10%         6,842    11.187560          76,545      0.43%        11.88% 04/01/99

           Oppenheimer Aggressive Growth
              Fund/VA - Initial Class
              2003 ..........................    0.10%       296,363     8.290011       2,456,853      0.00%        13.66%
              2002 ..........................    0.10%       297,645     8.363264       2,489,284      0.62%        -0.17%
              2001 ..........................    0.10%       315,303    10.744305       3,387,712      0.85%       -27.03%
              2000 ..........................    0.10%        69,127    20.117568       1,390,667      0.00%        21.15%
              1999 ..........................    0.10%         3,344    10.950258          36,618      0.00%         9.50% 04/01/99

           Oppenheimer Capital Appreciation
              Fund/VA - Initial Class
              2003 ..........................    0.10%       273,925     9.452660       2,589,320      0.41%        12.32%
              2002 ..........................    0.10%       278,140     9.302517       2,587,402      0.53%        -0.19%
              2001 ..........................    0.10%       229,855    12.537813       2,881,879      0.56%        -4.93%
              2000 ..........................    0.10%       119,850    14.470324       1,734,268      0.11%         9.36%
              1999 ..........................    0.10%        55,741    10.823581         603,317      0.03%          8.24% 04/01/99

     The BEST of AMERICA(R)
        America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.20%)
           Dreyfus Stock Index Fund
              2003 ..........................    0.20%       490,615     8.047256       3,948,105      0.75%        11.53%

     The BEST of AMERICA(R)
        America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)
           Aim VIF Basic Value Fund -
              Series I
              2003 ..........................    0.25%            74    11.125403             823      0.00%        13.02%

           American Century VP Balanced
              Fund - Class I
              2003 ..........................    0.25%        26,014     9.671521         251,595      2.68%         9.58%
              2002 ..........................    0.25%        55,974     9.172281         513,409      2.58%        -0.06%

           American Century VP Capital
              Appreciation Fund - Class I
              2003 ..........................    0.25%        41,983     9.655665         405,374      0.00%         6.30%
              2002 ..........................    0.25%        46,762    10.372518         485,040      0.00%        -0.10%

           American Century VP Income &
              Growth Fund - Class I
              2003 ..........................    0.25%       378,338     9.414598       3,561,900      1.41%        11.89%
              2002 ..........................    0.25%        59,818     9.372064         560,618      0.83%        -0.10%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           American Century VP International
              Fund - Class I
              2003 ..........................    0.25%       580,077   $ 7.808491     $ 4,529,526      0.70%         4.82%
              2002 ..........................    0.25%       376,754     8.947668       3,371,070      0.70%        -0.05%

           American Century VP Ultra
              Fund - Class I
              2003 ..........................    0.25%           348     8.941986           3,112      0.00%        11.43%

           American Century VP Value Fund -
              Class I
              2003 ..........................    0.25%       616,237    11.724895       7,225,314      1.08%         9.29%
              2002 ..........................    0.25%       447,748    11.812786       5,289,151      0.79%        -0.04%

           Comstock GVIT Value Fund - Class I
              2003 ..........................    0.25%         5,093     8.260218          42,069      0.68%        13.10%
              2002 ..........................    0.25%           281     8.385093           2,356      0.58%        -0.14%

           Credit Suisse Trust - Global
              Post - Venture Capital
              Portfolio
              2003 ..........................    0.25%        19,657     6.626984         130,267      0.00%        18.45%
              2002 ..........................    0.25%        20,931     7.308922         152,983      0.00%        -0.14%

           Credit Suisse Trust -
              International Focus Portfolio
              2003 ..........................    0.25%        81,538     6.782738         553,051      0.00%         8.70%
              2002 ..........................    0.25%         5,673     7.679044          43,563      0.00%        -0.02%

           Credit Suisse Trust - Large Cap
              Value Portfolio
              2003 ..........................    0.25%        14,291     9.619657         137,475      0.00%         8.69%

           Credit Suisse Trust - Small Cap
              Growth Portfolio
              2003 ..........................    0.25%        92,247     7.073716         652,529      0.00%        18.69%
              2002 ..........................    0.25%        76,127     7.046569         536,434      0.00%        -0.22%

           Dreyfus GVIT Mid Cap Index Fund -
              Class I
              2003 ..........................    0.25%        45,439    12.674460         575,915      0.26%        11.82%
              2002 ..........................    0.25%        30,958    12.903316         399,461      0.13%        -0.04%

           Dreyfus IP - Mid Cap Stock
              Portfolio - Initial Shares
              2003 ..........................    0.25%           137    11.135041           1,526      0.00%        11.67%

           Dreyfus Socially Responsible
              Growth Fund, Inc. -
              Initial Shares
              2003 ..........................    0.25%        38,513     7.744821         298,276      0.01%        10.14%
              2002 ..........................    0.25%        23,266     8.211877         191,058      0.01%        -0.17%

           Dreyfus Stock Index Fund
              2003 ..........................    0.25%     1,812,174     9.092164      16,476,583      0.75%        11.50%
              2002 ..........................    0.25%     1,022,355     9.115574       9,319,353      0.58%        -0.13%

           Dreyfus VIF - Appreciation
              Portfolio - Initial Shares
              2003 ..........................    0.25%       453,008     9.903541       4,486,383      0.02%         8.37%
              2002 ..........................    0.25%       351,689    10.032551       3,528,338      0.01%        -0.09%

           Dreyfus VIF - Growth and Income
              Portfolio - Initial Shares
              2003 ..........................    0.25%        49,283     7.901354         389,402      0.42%        10.59%
              2002 ..........................    0.25%        72,044     8.118785         584,910      0.25%        -0.15%

           Dreyfus VIF - International Value
              Portfolio - Initial Shares
              2003 ..........................    0.25%           320    10.114204           3,237      0.17%         7.23%

           Federated GVIT High Income Bond
              Fund - Class I
              2003 ..........................    0.25%       110,681    11.481549       1,270,789      4.10%        13.22%
              2002 ..........................    0.25%            65     9.807586             637      3.60%         0.00%

           Federated Quality Bond Fund II -
              Primary Shares
              2003 ..........................    0.25%       168,897    13.350815       2,254,913      3.87%         4.69%
              2002 ..........................    0.25%        36,425    11.983528         436,500      3.44%         0.02%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Fidelity(R) VIP - Equity-Income
              Portfolio: Initial Class
              2003 ..........................    0.25%        24,372   $ 8.788009      $  214,181      1.32%        10.57%
              2002 ..........................    0.25%        28,810     8.992271         259,067      1.21%        -0.06%

           Fidelity(R) VIP - Equity-Income
              Portfolio: Service Class
              2003 ..........................    0.25%       163,596     9.838210       1,609,492      1.50%        10.53%

           Fidelity(R) VIP - Growth
              Portfolio: Initial Class
              2003 ..........................    0.25%       676,062     6.769245       4,576,429      0.29%        13.32%
              2002 ..........................    0.25%       739,360     6.910052       5,109,016      0.23%        -0.19%

           Fidelity(R) VIP - Growth
              Portfolio: Service Class
              2003 ..........................    0.25%       681,244     9.483565       6,460,622      0.21%        13.27%

           Fidelity(R) VIP - High Income
              Portfolio: Initial Class
              2003 ..........................    0.25%       171,757    10.647252       1,828,740      7.09%        17.05%
              2002 ..........................    0.25%       150,183     8.416894       1,264,074     10.05%        -0.05%

           Fidelity(R) VIP - High Income
              Portfolio: Service Class
              2003 ..........................    0.25%       189,411     7.965252       1,508,706      8.20%        16.92%

           Fidelity(R) VIP - Overseas
              Portfolio: Initial Class
              2003 ..........................    0.25%        60,266     6.923446         417,248      0.94%        10.22%
              2002 ..........................    0.25%        78,443     7.693104         603,470      0.69%        -0.03%

           Fidelity(R) VIP - Overseas
              Portfolio: Service Class
              2003 ..........................    0.25%       216,659     7.497074       1,624,309      0.86%        10.15%

           Fidelity(R) VIP II - Asset Manager
              Portfolio: Initial Class
              2003 ..........................    0.25%       319,535     9.746433       3,114,326      3.64%        10.01%
              2002 ..........................    0.25%       296,549     8.905987       2,641,062      3.94%        -0.08%

           Fidelity(R) VIP II - Contrafund
              Portfolio: Initial Class
              2003 ..........................    0.25%        38,387     8.949676         343,551      0.49%         9.44%
              2002 ..........................    0.25%        88,130     8.961372         789,766      0.77%        -0.01%

           Fidelity(R) VIP II - Contrafund
              Portfolio: Service Class
              2003 ..........................    0.25%       287,956    11.301320       3,254,283      0.40%         9.40%

           Fidelity(R) VIP III - Growth
              Opportunities Portfolio:
              Initial Class
              2003 ..........................    0.25%       133,813     7.790882       1,042,521      0.88%        12.84%
              2002 ..........................    0.25%        88,361     7.674696         678,144      1.18%        -0.13%

           Fidelity(R) VIP III - Growth
              Opportunities Portfolio:
              Service Class
              2003 ..........................    0.25%       102,263     7.244139         740,807      0.69%        12.73%

           Fidelity(R) VIP III - Value
              Strategies Portfolio:
              Service Class
              2003 ..........................    0.25%         3,634     9.098914          33,065      0.00%        21.37%

           Franklin Templeton VIT -
              Templeton Foreign Securities
              Fund - Class 2
              2003 ..........................    0.25%           236    10.184928           2,404      4.33%         7.45%

           Gartmore GVIT Global Technology
              and Communications Fund -
              Class I
              2003 ..........................    0.25%       104,160     2.466833         256,945      0.00%        25.79%

           Gartmore GVIT Government Bond
              Fund - Class I
              2003 ..........................    0.25%     1,932,721    14.240226      27,522,384      1.66%         3.00%
              2002 ..........................    0.25%     1,045,833    12.994696      13,590,282      2.38%         0.04%

           Gartmore GVIT Growth Fund -
              Class I
              2003 ..........................    0.25%       132,871     5.000413         664,410      0.01%        14.89%
              2002 ..........................    0.25%        88,586     5.064994         448,688      0.00%        -0.17%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Gartmore GVIT ID Aggressive Fund
              2003 ..........................    0.25%           167   $ 9.205082     $     1,537       0.77%       10.74%

           Gartmore GVIT ID Conservative
              Fund
              2003 ..........................    0.25%        29,080    10.411268         302,760       2.05%        3.83%

           Gartmore GVIT ID Moderate Fund
              2003 ..........................    0.25%           156     9.825506           1,533       1.04%        7.75%

           Gartmore GVIT ID Moderately
              Aggressive Fund
              2003 ..........................    0.25%           162     9.480960           1,536       0.86%        9.39%

           Gartmore GVIT ID Moderately
              Conservative Fund
              2003 ..........................    0.25%           151    10.173364           1,536       1.30%        5.75%

           Gartmore GVIT Money Market
              Fund - Class I
              2003 ..........................    0.25%       671,289    11.951161       8,022,683       0.37%        0.25%
              2002 ..........................    0.25%     1,570,175    11.866880      18,633,078       0.62%        0.00%

           Gartmore GVIT Money Market
              Fund - Class V
              2003 ..........................    0.25%     4,406,067    10.046273      44,264,552       0.42%        0.29%

           Gartmore GVIT Nationwide(R)
              Strategic Value Fund - Class I
              2003 ..........................    0.25%        55,370     7.774715         430,486       0.04%       14.63%

           Gartmore GVIT Small Cap Growth
              Fund - Class I
              2003 ..........................    0.25%       247,898    11.719442       2,905,226       0.00%       15.70%
              2002 ..........................    0.25%         3,982    12.242434          48,749       0.00%       -0.20%

           Gartmore GVIT Small Cap Value
              Fund - Class I
              2003 ..........................    0.25%       287,956    13.454628       3,874,341       0.00%       19.12%
              2002 ..........................    0.25%       284,921    13.609612       3,877,664       0.00%       -0.12%

           Gartmore GVIT Small Company
              Fund - Class I
              2003 ..........................    0.25%       391,398    12.490691       4,888,831       0.00%       15.04%
              2002 ..........................    0.25%       182,028    12.578578       2,289,653       0.00%       -0.04%

           Gartmore GVIT Total Return
              Fund - Class I
              2003 ..........................    0.25%        81,320     8.600166         699,365       0.36%       12.14%

           Gartmore GVIT Worldwide Leaders
              Fund - Class I
              2003 ..........................    0.25%         4,527     7.340916          33,232       0.00%        9.35%
              2002 ..........................    0.25%       123,266     8.497670       1,047,474       1.08%       -0.06%

           J.P. Morgan GVIT Balanced
              Fund - Class I
              2003 ..........................    0.25%        59,030     9.146078         539,893       0.73%        8.60%
              2002 ..........................    0.25%        21,560     8.799968         189,727       0.97%       -0.09%

           Janus AS - Balanced Portfolio -
              Service Shares
              2003 ..........................    0.25%        95,488    10.638746       1,015,873       1.10%        5.98%

           Janus AS - Capital Appreciation
              Portfolio - Service Shares
              2003 ..........................    0.25%       141,104     5.829583         822,577       0.11%        8.49%
              2002 ..........................    0.25%        67,028     5.948483         398,715       0.21%       -0.07%

           Janus AS - Global Technology
              Portfolio - Service Shares
              2003 ..........................    0.25%       248,447     2.857648         709,974       0.00%       18.11%
              2002 ..........................    0.25%           353     2.884942           1,018       0.00%       -0.30%

           Janus AS - International Growth
              Portfolio - Service Shares
              2003 ..........................    0.25%        38,962     4.958623         193,198       0.85%        6.20%
              2002 ..........................    0.25%        43,283     5.531085         239,402       0.38%       -0.12%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           MAS GVIT (formerly Nationwide(R)
              SAT) Multi Sector Bond Fund -
              Class I
              2003 ..........................    0.25%        78,562   $12.766460     $1,002,959        2.76%        7.58%
              2002 ..........................    0.25%        11,807    11.311841        133,559        2.94%        0.02%

           Neuberger Berman AMT - Fasciano
              Portfolio - S Class
              2003 ..........................    0.25%        56,091    10.810241        606,357        0.00%        7.43%

           Neuberger Berman AMT - Growth
              Portfolio
              2003 ..........................    0.25%        52,530     5.973125        313,768        0.00%       14.23%
              2002 ..........................    0.25%        68,945     6.107016        421,048        0.00%       -0.20%

           Neuberger Berman AMT - Guardian
              Portfolio
              2003 ..........................    0.25%        83,541     8.874727        741,404        0.00%       13.88%

           Neuberger Berman AMT - Limited
              Maturity Bond Portfolio
              2003 ..........................    0.25%        24,721    11.554515        285,639        0.00%        1.80%
              2002 ..........................    0.25%       257,748    11.011137      2,838,099        4.74%        0.02%

           Neuberger Berman AMT - Mid-Cap
              Growth Portfolio
              2003 ..........................    0.25%        92,255     9.512900        877,613        0.00%       12.06%
              2002 ..........................    0.25%           999     9.962935          9,953        0.00%       -0.17%

           Neuberger Berman AMT - Partners
              Portfolio
              2003 ..........................    0.25%       320,055     8.671087      2,775,225        0.00%       17.57%
              2002 ..........................    0.25%       571,969     8.777144      5,020,254        0.45%       -0.10%

           Oppenheimer Aggressive Growth
              Fund/VA - Initial Class
              2003 ..........................    0.25%       294,552     8.818468      2,597,497        0.00%       13.58%
              2002 ..........................    0.25%         1,142     8.909823         10,175        0.62%       -0.17%

           Oppenheimer Bond Fund/VA -
              Initial Class
              2003 ..........................    0.25%        98,731    12.193221      1,203,849        5.65%        5.06%
              2002 ..........................    0.25%        98,224    10.906272      1,071,258        6.72%        0.02%

           Oppenheimer Capital Appreciation
              Fund/VA - Initial Class
              2003 ..........................    0.25%       445,081    10.714826      4,768,965        0.41%       12.24%
              2002 ..........................    0.25%       246,944    10.560570      2,607,869        0.53%       -0.19%

           Oppenheimer Global Securities
              Fund/VA - Initial Class
              2003 ..........................    0.25%        25,310     7.286192        184,414        1.17%       11.57%
              2002 ..........................    0.25%       149,990     7.794695      1,169,126        0.42%       -0.07%

           Oppenheimer Main Street Growth &
              Income Fund/VA - Initial Class
              2003 ..........................    0.25%        12,801     7.908312        101,234        0.80%       10.21%

           Oppenheimer Multiple Strategies
              Fund/VA - Initial Class
              2003 ..........................    0.25%        45,962    10.211422        469,337        2.94%       11.24%
              2002 ..........................    0.25%        49,160     9.540542        469,013        3.01%       -0.07%

           PIMCO VIT Low Duration Portfolio -
              Administrative Shares
              2003 ..........................    0.25%       307,118    10.421535      3,200,641        1.12%        2.30%

           PIMCO VIT Real Return Portfolio -
              Administrative Shares
              2003 ..........................    0.25%        26,100    11.055847        288,558        2.60%        6.68%

           PIMCO VIT Total Return Portfolio -
              Administrative Shares
              2003 ..........................    0.25%        22,881    10.783687        246,742        1.56%        4.37%

           Pioneer High Yield VCT Portfolio -
              Class I Shares
              2003 ..........................    0.25%         6,730    12.546477         84,438        4.48%       21.08%

           Royce Capital Fund - Micro Cap
              2003 ..........................    0.25%       107,462    11.810842      1,269,217        0.00%       16.83%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Strong GVIT Mid Cap Growth Fund -
              Class I
              2003 ..........................    0.25%        48,108   $ 8.750401      $  420,964       0.00%       22.28%
              2002 ..........................    0.25%        34,358     8.676863         298,120       0.00%       -0.24%

           Strong Opportunity Fund II, Inc.
              2003 ..........................    0.25%       443,078     8.020747       3,553,817       0.00%       16.01%
              2002 ..........................    0.25%       655,340     8.025092       5,259,164       0.00%       -0.15%

           Strong VIF - Strong Discovery
              Fund II
              2003 ..........................    0.25%         9,164    10.859037          99,512       0.00%       12.97%
              2002 ..........................    0.25%         3,683    10.441164          38,455       0.00%       -0.05%

           Strong VIF - Strong International
              Stock Fund II
              2002 ..........................    0.25%        24,915     6.959785         173,403       2.04%       -0.06%

           T. Rowe Price Equity Income
              Portfolio - II
              2003 ..........................    0.25%        40,634    11.065596         449,639       0.78%        9.32%

           T. Rowe Price Mid Cap Growth
              Portfolio - II
              2003 ..........................    0.25%       150,793    12.082293       1,821,925       0.00%       17.89%

           Van Eck WIT - Worldwide Bond Fund
              2003 ..........................    0.25%         3,406    12.528864          42,673       1.41%       10.21%

           Van Eck WIT - Worldwide Emerging
              Markets Fund
              2003 ..........................    0.25%        21,607     7.670761         165,742       0.11%       10.27%
              2002 ..........................    0.25%         4,144     7.662741          31,754       0.17%        0.07%

           Van Eck WIT - Worldwide Hard
              Assets Fund
              2003 ..........................    0.25%         1,779     8.471288          15,070       0.47%        6.51%

           Van Kampen UIF - Emerging Markets
              Debt Portfolio
              2003 ..........................    0.25%        33,010    13.639545         450,241       0.00%       17.39%
              2002 ..........................    0.25%           237    10.666570           2,528       0.00%        0.00%

           Van Kampen UIF - Mid Cap Growth
              Portfolio
              2003 ..........................    0.25%         9,759     4.976934          48,570       0.00%       18.49%
              2002 ..........................    0.25%         5,495     4.982477          27,379       0.00%       -0.19%

           Van Kampen UIF - U.S. Real Estate
              Portfolio
              2003 ..........................    0.25%       107,913    12.872715       1,389,133       0.00%       13.89%
              2002 ..........................    0.25%        40,208    12.596496         506,480       0.00%        0.10%

     The BEST of AMERICA(R)
        America's FUTURE
        Life Series(SM)
        Reduced Fee Tier - (0.40%)
           Aim VIF Basic Value Fund -
              Series I
              2003 ..........................    0.40%            10    11.111688             111       0.00%       12.93%

           American Century VP Balanced
              Fund - Class I
              2002 ..........................    0.40%         7,771     9.151869          71,119       2.58%       -0.06%
              2001 ..........................    0.40%        43,274     9.981918         431,958       2.55%       -0.18% 01/02/01

           American Century VP Capital
              Appreciation Fund - Class I
              2002 ..........................    0.40%        31,849     9.857168         313,941       0.00%       -0.10%
              2001 ..........................    0.40%        85,085    13.127018       1,116,912       0.00%       -7.88%

           American Century VP Income &
              Growth Fund - Class I
              2003 ..........................    0.40%        48,795     9.341937         455,840       1.41%       11.80%
              2002 ..........................    0.40%       499,490     9.313777       4,652,138       0.83%       -0.10%
              2001 ..........................    0.40%       422,654    10.942107       4,624,725       0.70%       -4.00%
              2000 ..........................    0.40%       346,363    12.320813       4,267,474       0.49%       -3.77%
              1999 ..........................    0.40%       196,203    11.930918       2,340,882       0.01%        9.54%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------

           American Century VP International
              Fund - Class I
              2003 ..........................    0.40%       542,808   $ 7.748207     $ 4,205,789       0.70%        4.74%
              2002 ..........................    0.40%     1,811,187     8.892011      16,105,095       0.70%       -0.05%
              2001 ..........................    0.40%     1,371,840    10.537256      14,455,429       0.70%      -20.31%
              2000 ..........................    0.40%       343,607    14.970741       5,144,051       0.10%       -6.20%
              1999 ..........................    0.40%       156,839    10.465323       1,641,371       0.00%        7.14%

           American Century VP Ultra Fund -
              Class I
              2003 ..........................    0.40%           263     8.926375           2,348       0.00%       11.34%

           American Century VP Value Fund -
              Class I
              2003 ..........................    0.40%        30,183    11.634414         351,162       1.08%        9.21%
              2002 ..........................    0.40%       328,230    11.739323       3,853,198       0.79%       -0.04%
              2001 ..........................    0.40%       558,169    11.655930       6,505,979       1.30%        7.00%
              2000 ..........................    0.40%        78,422     8.869662         695,577       0.11%       -4.19%
              1999 ..........................    0.40%        17,739    10.585835         187,782       0.98%       12.92%

           Comstock GVIT Value Fund -
              Class I
              2003 ..........................    0.40%           769     8.196458           6,303       0.68%       13.02%
              2002 ..........................    0.40%        28,066     8.332926         233,872       0.58%       -0.14%
              2001 ..........................    0.40%     1,340,003    10.123978       13,566,161      1.49%       -8.93%
              2000 ..........................    0.40%        22,568    12.681211         286,190       0.44%        1.55%
              1999 ..........................    0.40%        20,366    11.620929         236,672       0.24%        9.82%

           Credit Suisse Trust - Global
              Post-Venture Capital Portfolio
              2003 ..........................    0.40%         6,402     6.575791          42,098       0.00%       18.36%
              2002 ..........................    0.40%        52,132     7.263419         378,657       0.00%       -0.14%
              2001 ..........................    0.40%        82,456     9.563256         788,548       0.00%      -19.76%
              2000 ..........................    0.40%        62,643    15.467356         968,922       0.00%        4.78%
              1999 ..........................    0.40%        25,421    10.199319         259,277       0.00%       12.51%

           Credit Suisse Trust -
              International Focus Portfolio
              2002 ..........................    0.40%        17,098     7.631249         130,479       0.00%       -0.02%
              2001 ..........................    0.40%        31,301     8.417725         263,483       0.00%      -16.10%
              2000 ..........................    0.40%        29,432    12.380758         364,390       0.00%       -8.92%
              1999 ..........................    0.40%        38,500     9.491713         365,431       0.00%        6.70%

           Credit Suisse Trust - Large Cap
              Value Portfolio
              2003 ..........................    0.40%         1,111     9.545414          10,605       0.00%        8.61%
              2002 ..........................    0.40%        25,339    10.342464         262,068       0.00%       -0.10%
              2001 ..........................    0.40%        15,745    11.765980         185,255       0.00%        3.10%
              2000 ..........................    0.40%        22,920    10.242976         234,769       0.00%       -2.63%
              1999 ..........................    0.40%        16,980    11.434266         194,154       0.00%       15.02%

           Credit Suisse Trust - Small Cap
              Growth Portfolio
              2002 ..........................    0.40%       143,362     7.030850       1,007,957       0.00%       -0.22%
              2001 ..........................    0.40%       589,337     9.279055       5,468,490       0.00%       -7.21%

           Dreyfus GVIT Mid Cap Index
              Fund - Class I
              2003 ..........................    0.40%        30,762    12.576595         386,881       0.26%       11.74%
              2002 ..........................    0.40%        70,805    12.823029         907,935       0.13%       -0.04%
              2001 ..........................    0.40%       150,898    13.635218       2,057,527       0.30%        0.46%
              2000 ..........................    0.40%        81,246    12.775205       1,037,934       0.35%        8.00%
              1999 ..........................    0.40%            67    10.856013             727       0.07%       10.54%

           Dreyfus IP - European Equity
              Portfolio
              2002 ..........................    0.40%        11,287     8.283327          93,494       0.00%       -0.08%
              2000 ..........................    0.40%         2,148    13.207837          28,370       0.00%        2.25%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Dreyfus IP - Small Cap Stock Index
              Portfolio - Service Class
              2003 ..........................    0.40%           356   $ 8.604644           3,063      0.00%       12.41%

           Dreyfus Socially Responsible
              Growth Fund, Inc. - Initial
              Shares
              2003 ..........................    0.40%         1,518     7.685017          11,666      0.01%       10.05%
              2002 ..........................    0.40%        21,123     8.160791         172,380      0.01%       -0.17%
              2001 ..........................    0.40%        34,478    10.967194         378,127      0.01%      -14.29%
              2000 ..........................    0.40%        33,077    14.778256         488,820      0.02%        2.35%
              1999 ..........................    0.40%        17,904    12.543738         224,583      0.00%       12.55%

           Dreyfus Stock Index Fund
              2003 ..........................    0.40%       674,529     9.021982       6,085,588      0.75%       11.42%
              2002 ..........................    0.40%     2,789,230     9.058868      25,267,266      0.58%       -0.13%
              2001 ..........................    0.40%     4,213,282    11.131574      46,900,460      0.49%       -7.02%
              2000 ..........................    0.40%     2,694,550    13.150463      35,434,580      0.49%       -0.75%
              1999 ..........................    0.40%     1,715,617    12.344504      21,178,441      0.70%       11.92%

           Dreyfus VIF - Appreciation
              Portfolio - Initial Shares
              2003 ..........................    0.40%        86,320     9.827114         848,276      0.02%        8.29%
              2002 ..........................    0.40%       416,774     9.970158       4,155,303      0.01%       -0.09%
              2001 ..........................    0.40%     1,253,544    11.330924      14,203,812      0.01%       -6.44%
              2000 ..........................    0.40%       195,232    12.555931       2,451,320      0.01%        2.59%
              1999 ..........................    0.40%        93,377    11.830098       1,104,659      0.01%        7.30%

           Dreyfus VIF - International Value
              Portfolio - Initial Shares
              2003 ..........................    0.40%           290    10.101737           2,930      0.17%        7.15%

           Dreyfus VIF - Growth and Income
              Portfolio - Initial Shares
              2002 ..........................    0.40%         12,379    8.100688         100,278      0.25%       -0.15%
              2001 ..........................    0.40%         84,805   10.176558         863,023      0.22%        1.77% 01/02/01

           Federated GVIT High Income Bond
              Fund - Class I
              2003 ..........................    0.40%        46,614    11.392953         531,071      4.10%       13.14%
              2002 ..........................    0.40%        93,553     9.746587         911,822      3.60%        0.00%
              2001 ..........................    0.40%       260,400     9.627057       2,506,886      5.38%        2.02%
              2000 ..........................    0.40%       142,533    10.153681       1,447,235      6.93%       -1.69%
              1999 ..........................    0.40%        33,475    10.304749         344,951      4.66%        2.54%

           Federated Quality Bond Fund II -
              Primary Shares
              2003 ..........................    0.40%        34,157    13.267802         453,188      3.87%       4.61%
              2002 ..........................    0.40%       163,215    11.926987       1,946,663      3.44%       0.02%
              2001 ..........................    0.40%        29,019    11.206725         325,208      2.23%       3.49%
              2000 ..........................    0.40%        44,144    10.131263         447,234      0.12%       2.93%

           Fidelity(R) VIP - Equity-Income
              Portfolio: Initial Class
              2002 ..........................    0.40%         12,131    8.972235         108,842      1.21%       -0.06%
              2001 ..........................    0.40%        217,462   10.008041       2,176,369      0.00%        0.08% 01/02/01

           Fidelity(R) VIP - Equity-Income
              Portfolio: Service Class
              2003 ..........................    0.40%       273,569     9.762270       2,670,654      1.50%       10.45%
              2002 ..........................    0.40%       547,314    10.011730       5,479,560      1.39%       -0.06%
              2001 ..........................    0.40%       338,435    11.176442       3,782,499      1.56%       -1.18%
              2000 ..........................    0.40%       236,987    10.174924       2,411,325      0.64%       -2.95%
              1999 ..........................    0.40%        25,566    11.140410         284,816      0.14%       12.45%

           Fidelity(R) VIP - Growth
              Portfolio: Initial Class
              2002 ..........................    0.40%        39,133     6.894645         269,808      0.23%       -0.19%
              2001 ..........................    0.40%       664,286     9.406607       6,248,677      0.00%       -5.93%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Fidelity(R) VIP - Growth
              Portfolio: Service Class
              2003 ..........................    0.40%       169,740   $ 9.410347     $ 1,597,312      0.21%       13.19%
              2002 ..........................    0.40%       917,879     9.633660       8,842,534      0.12%       -0.19%
              2001 ..........................    0.40%     1,017,754    13.156825      13,390,411      0.00%       -9.85%
              2000 ..........................    0.40%       910,558    17.274959      15,729,852      0.06%        4.85%
              1999 ..........................    0.40%       361,035    13.751919       4,964,924      0.08%       14.14%

           Fidelity(R) VIP - High Income
              Portfolio: Initial Class
              2002 ..........................    0.40%        33,637     8.398164         282,489     10.05%       -0.05%
              2001 ..........................    0.40%       154,664     9.274521       1,434,435      0.00%       -7.25% 01/02/01

           Fidelity(R) VIP - High Income
              Portfolio: Service Class
              2003 ..........................    0.40%       135,239     7.903785       1,068,900      8.20%       16.83%
              2002 ..........................    0.40%       430,852     6.262835       2,698,355      7.90%       -0.04%
              2001 ..........................    0.40%       189,231     6.918521       1,309,199     18.11%       -7.38%
              2000 ..........................    0.40%       235,156     9.193344       2,161,870      6.69%       -5.14%
              1999 ..........................    0.40%       239,446     9.693786       2,321,138      4.97%        7.67%

           Fidelity(R) VIP - Overseas
              Portfolio: Initial Class
              2002 ..........................    0.40%        73,686     7.675970         565,612      0.69%       -0.03%
              2001 ..........................    0.40%       352,460     8.877278       3,128,885      0.00%      -11.23% 01/02/01

           Fidelity(R) VIP - Overseas
              Portfolio: Service Class
              2003 ..........................    0.40%       112,102     7.439194         833,949      0.86%       10.07%
              2002 ..........................    0.40%       485,878     8.289411       4,027,642      0.65%       -0.03%
              2001 ..........................    0.40%       486,273     9.597940       4,667,219      4.11%      -11.66%
              2000 ..........................    0.40%       291,200    12.785880       3,723,248      0.77%       -5.23%
              1999 ..........................    0.40%        83,286    10.254973         854,096      1.36%        7.86%

           Fidelity(R) VIP II - Asset Manager
              Portfolio: Initial Class
              2002 ..........................    0.40%       194,064     8.886166       1,724,485      3.94%       -0.09%
              2001 ..........................    0.40%       976,093     9.790330       9,556,273      0.00%       -2.10% 01/02/01

           Fidelity(R) VIP II - Contrafund
              Portfolio: Initial Class
              2002 ..........................    0.40%        24,756     8.941408         221,353      0.77%       -0.01%
              2001 ..........................    0.40%       128,202     9.286377       1,190,532      0.00%       -7.14% 01/02/01

           Fidelity(R) VIP II - Contrafund
              Portfolio: Service Class
              2003 ..........................    0.40%       201,812    11.214064       2,263,133      0.40%        9.32%
              2002 ..........................    0.40%       535,531    11.253109       6,026,389      0.70%       -0.01%
              2001 ..........................    0.40%       465,633    11.700382       5,448,084      0.64%      -10.18%
              2000 ..........................    0.40%       416,155    13.802556       5,744,003      0.29%       -1.55%
              1999 ..........................    0.40%       220,534    12.580736       2,774,480      0.37%       10.96%

           Fidelity(R) VIP III - Growth
              Opportunities Portfolio:
              Initial Class
              2001 ..........................    0.40%       100,427     9.446605         948,694      0.00%       -5.53% 01/02/01

           Fidelity(R) VIP III - Growth
              Opportunities Portfolio:
              Service Class
              2003 ..........................    0.40%        29,902     7.188206         214,942      0.69%       12.65%
              2002 ..........................    0.40%       137,556     7.099131         976,528      0.86%       -0.13%
              2001 ..........................    0.40%       266,141     8.765663       2,332,902      0.26%       -8.96%
              2000 ..........................    0.40%       197,046    11.216967       2,210,258      1.25%       -3.89%
              1999 ..........................    0.40%       124,317    11.947796       1,485,314      0.36%        6.22%

           Franklin Templeton VIT - Templeton
              Foreign Securities Fund -
              Class 2
              2003 ..........................    0.40%        32,316    10.172378         328,731      4.33%        7.37%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Gartmore GVIT Global Technology
              and Communications Fund -
              Class I
              2003 ..........................    0.40%         6,073   $ 2.456684     $    14,919      0.00%       25.69%

           Gartmore GVIT Government Bond
              Fund - Class I
              2003 ..........................    0.40%       782,943    14.130345      11,063,255      1.66%        2.92%
              2002 ..........................    0.40%     3,469,068    12.913882      44,799,135      2.38%        0.04%
              2001 ..........................    0.40%     2,250,748    11.885230      26,750,658      2.74%        2.23%
              2000 ..........................    0.40%       814,693    10.768906       8,773,352      3.07%        3.82%
              1999 ..........................    0.40%       451,382    10.411381       4,699,510      3.72%       -2.37%

           Gartmore GVIT Growth Fund -
              Class I
              2003 ..........................    0.40%       290,642     4.961779       1,442,101      0.01%       14.80%
              2002 ..........................    0.40%       292,358     5.033462       1,471,573      0.00%       -0.17%
              2001 ..........................    0.40%       355,826     6.678422       2,376,356      0.00%      -21.48%
              2000 ..........................    0.40%       214,512    11.687690       2,507,150      0.18%        0.56%
              1999 ..........................    0.40%       123,800    12.501259       1,547,656      0.33%       11.71%

           Gartmore GVIT Money Market Fund -
              Class I
              2003 ..........................    0.40%     1,501,167    11.858593      17,801,728      0.37%        0.17%
              2002 ..........................    0.40%     5,688,729    11.792796      67,086,021      0.62%        0.00%
              2001 ..........................    0.40%     7,579,943    11.621155      88,087,692      2.06%        2.11%
              2000 ..........................    0.40%     2,043,769    11.058539      22,601,099      2.83%        2.61%
              1999 ..........................    0.40%       651,223    10.535947       6,861,251      2.11%        2.09%

           Gartmore GVIT Money Market Fund -
              Class V
              2003 ..........................    0.40%       524,051    10.035839       5,259,291      0.42%        0.21%

           Gartmore GVIT Nationwide(R)
              Strategic Value Fund - Class I
              2003 ..........................    0.40%         3,240     7.714665          24,996      0.04%       14.54%
              2002 ..........................    0.40%        60,527     7.711336         466,744      0.00%       -0.15%
              2001 ..........................    0.40%        56,474     9.340562         527,499      0.38%       -0.66%
              2000 ..........................    0.40%        12,984     8.642631         112,216      0.16%       -1.48%
              1999 ..........................    0.40%        26,211     9.856191         258,341      0.42%        8.47%

           Gartmore GVIT Small Cap Growth
              Fund - Class I
              2003 ..........................    0.40%         8,474    11.646475          98,692      0.00%       15.61%
              2002 ..........................    0.40%        64,740    12.184600         788,831      0.00%       -0.20%
              2001 ..........................    0.40%        65,720    16.178351       1,063,241      0.00%       -5.24%
              2000 ..........................    0.40%        43,778    21.463633         939,635      0.00%        4.97%

           Gartmore GVIT Small Cap Value
              Fund - Class I
              2003 ..........................    0.40%        61,789    13.350743         824,929      0.00%       19.03%
              2002 ..........................    0.40%       266,710    13.524923       3,607,232      0.00%       -0.13%
              2001 ..........................    0.40%       545,790    15.824999       8,637,126      0.00%       30.77%
              2000 ..........................    0.40%       105,726    12.104291       1,279,738      0.00%       10.79%
              1999 ..........................    0.40%       136,263    10.590528       1,443,097      0.00%       23.42%

           Gartmore GVIT Small Company Fund -
              Class I
              2003 ..........................    0.40%       229,452    12.394265       2,843,889      0.00%       14.96%
              2002 ..........................    0.40%       555,210    12.500340       6,940,314      0.00%       -0.05%
              2001 ..........................    0.40%       808,665    13.873709      11,219,183      0.10%       -1.54%
              2000 ..........................    0.40%       325,780    13.954146       4,545,982      0.03%        7.41%
              1999 ..........................    0.40%       127,081     9.727700       1,236,206      0.00%        7.41%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Gartmore GVIT Total Return Fund -
              Class I
              2003 ..........................    0.40%       476,517   $ 8.533758      $4,066,481      0.36%       12.05%
              2002 ..........................    0.40%       218,302     8.682331       1,895,370      0.31%       -0.06%
              2001 ..........................    0.40%        25,351     9.683519         245,487      0.48%       -8.07%
              2000 ..........................    0.40%        16,643    11.146280         185,508      0.29%        3.16%
              1999 ..........................    0.40%         2,869    11.212270          32,168      0.15%       10.53%

           Gartmore GVIT Worldwide Leaders
              Fund - Class I
              2003 ..........................    0.40%           180     7.284218           1,311      0.00%        9.27%
              2002 ..........................    0.40%         3,893     8.444777          32,876      1.08%       -0.06%
              2001 ..........................    0.40%        93,015     9.486334         882,371      1.05%      -14.48%
              2000 ..........................    0.40%        67,747    12.596704         853,389      0.73%       -0.83%
              1999 ..........................    0.40%        33,140    11.249540         372,810      0.59%        8.43%

           Goldman Sachs VIT Mid Cap Value
              Fund
              2003 ..........................    0.40%       141,756    10.693627       1,515,886      0.00%        8.27%

           J. P. Morgan GVIT Balanced Fund -
              Class I
              2003 ..........................    0.40%        21,658     9.075484         196,557      0.73%        8.52%
              2002 ..........................    0.40%       156,440     8.745233       1,368,104      0.97%       -0.09%
              2001 ..........................    0.40%       233,951     9.796636       2,291,933      1.30%       -1.85%
              2000 ..........................    0.40%        94,375    10.305507         972,582      1.58%        2.48%
              1999 ..........................    0.40%        82,244    10.584906         870,545      2.30%        5.75%

           Janus AS - Balanced Portfolio -
              Service Shares
              2003 ..........................    0.40%            10    10.625633             106      1.10%        5.90%

           Janus AS - Capital Appreciation
              Portfolio - Service Shares
              2003 ..........................    0.40%         9,924     5.799687          57,556      0.11%        8.41%
              2002 ..........................    0.40%       358,190     5.926919       2,122,963      0.21%       -0.07%
              2001 ..........................    0.40%        44,611     7.075945         315,665      1.09%      -13.77%

           Janus AS - Global Technology
              Portfolio - Service Shares
              2003 ..........................    0.40%        51,175     2.842980         145,490      0.00%       18.02%
              2002 ..........................    0.40%       322,731     2.874473         927,682      0.00%       -0.30%
              2001 ..........................    0.40%       232,759     4.846864       1,128,151      0.63%      -26.09%
              2000 ..........................    0.40%        32,762     9.793559         320,857      0.00%       -2.06% 01/27/00

           Janus AS - International Growth
              Portfolio - Service Shares
              2003 ..........................    0.40%       124,736     4.933199         615,348      0.85%        6.12%
              2002 ..........................    0.40%       140,401     5.511040         773,756      0.38%       -0.12%
              2001 ..........................    0.40%        85,995     6.948904         597,571      0.60%      -15.70%
              2000 ..........................    0.40%         4,914    10.121953          49,739      0.00%        1.22% 01/27/00

           MAS GVIT (formerly Nationwide(R)
              SAT) Multi Sector Bond Fund -
              Class I
              2003 ..........................    0.40%       102,623    12.667956       1,300,024      2.76%        7.50%
              2002 ..........................    0.40%       114,124    11.241499       1,282,925      2.94%        0.02%
              2001 ..........................    0.40%       139,140    10.694913       1,488,090      2.38%        0.56%
              2000 ..........................    0.40%       243,286    10.336948       2,514,835      4.48%        2.28%
              1999 ..........................    0.40%        36,005     9.862916         355,114      3.13%       -1.28%

           Neuberger Berman AMT - Fasciano
              Portfolio - S Class
              2003 ..........................    0.40%           450    10.796923           4,859      0.00%        7.35%

           Neuberger Berman AMT - Growth
              Portfolio
              2002 ..........................    0.40%        27,037     6.093383         164,747      0.00%       -0.20%
              2001 ..........................    0.40%       410,698     8.889028       3,650,706      0.00%      -11.11% 01/02/01

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Neuberger Berman AMT - Guardian
              Portfolio
              2003 ..........................    0.40%        16,273   $ 8.806236      $  143,304      0.00%       13.79%
              2002 ..........................    0.40%       126,040     9.363567       1,180,184      0.61%       -0.11%
              2001 ..........................    0.40%       119,705    10.917855       1,306,922      0.31%        1.39%
              2000 ..........................    0.40%        55,377    11.067843         612,904      0.56%        3.53%
              1999 ..........................    0.40%       127,307    10.928637       1,391,292      0.43%       17.02%

           Neuberger Berman AMT - Limited
              Maturity Bond Portfolio
              2002 ..........................    0.40%        90,136    10.986658         990,293      4.74%        0.02%
              2001 ..........................    0.40%       483,040    10.398570       5,022,925      5.31%        3.99% 01/02/01

           Neuberger Berman AMT - Mid-Cap
              Growth Portfolio
              2003 ..........................    0.40%        98,865     9.439417         933,228      0.00%       11.97%
              2002 ..........................    0.40%       113,343     9.900924       1,122,200      0.00%       -0.17%
              2001 ..........................    0.40%        98,726    13.794987       1,361,924      0.00%      -13.56%
              2000 ..........................    0.40%        78,414    19.491297       1,528,391      0.00%       12.57%
              1999 ..........................    0.40%       135,164    11.852112       1,601,979      0.00%        4.92%

           Neuberger Berman AMT - Partners
              Portfolio
              2003 ..........................    0.40%        52,428     8.604130         451,097      0.00%       17.49%
              2002 ..........................    0.40%       197,576     8.722515       1,723,360      0.45%       -0.10%
              2001 ..........................    0.40%       722,438     9.931453       7,174,859      0.38%       -0.84%
              2000 ..........................    0.40%       126,555     9.911052       1,254,293      0.60%       -0.74%
              1999 ..........................    0.40%       105,121    10.555488       1,109,603      0.72%       13.05%

           One Group(R) IT Mid Cap Growth
              Portfolio
              2003 ..........................    0.40%        46,481    11.320339         526,181      0.00%       10.96%

           Oppenheimer Aggressive Growth
              Fund/VA - Initial Class
              2003 ..........................    0.40%        66,540     8.750352         582,248      0.00%       13.49%
              2002 ..........................    0.40%       445,676     8.854359       3,946,175      0.62%       -0.17%
              2001 ..........................    0.40%       781,043    11.409356       8,911,198      0.85%      -27.14%
              2000 ..........................    0.40%       214,632    21.426999       4,598,920      0.00%       20.97%
              1999 ..........................    0.40%        91,474    11.698025       1,070,065      0.00%       20.77%

           Oppenheimer Bond Fund/VA - Initial
              Class
              2002 ..........................    0.40%        47,810    10.882016         520,269      6.72%        0.02%
              2001 ..........................    0.40%        74,452    10.434281         776,853      4.10%        4.34% 01/02/01

           Oppenheimer Capital Appreciation
              Fund/VA - Initial Class
              2003 ..........................    0.40%       197,199    10.632110       2,096,641      0.41%       12.15%
              2002 ..........................    0.40%       502,442    10.494866       5,273,061      0.53%       -0.19%
              2001 ..........................    0.40%       595,510    14.187344       8,448,705      0.56%       -5.07%
              2000 ..........................    0.40%       182,060    16.423157       2,990,000      0.11%        9.20%
              1999 ..........................    0.40%        22,876    12.321204         281,860      0.03%       15.59%

           Oppenheimer Global Securities
              Fund/VA - Initial Class
              2003 ..........................    0.40%       135,095     7.251685         979,666      1.17%       11.49%
              2002 ..........................    0.40%        69,490     7.769503         539,903      0.42%       -0.07%
              2001 ..........................    0.40%       229,957     8.753305       2,012,884      1.06%       -8.56%

           Oppenheimer Main Street Growth &
              Income Fund/VA - Initial Class
              2003 ..........................    0.40%        14,184     7.847273         111,306      0.80%       10.13%
              2002 ..........................    0.40%        61,500     8.174538         502,734      0.63%       -0.07%
              2001 ..........................    0.40%        54,431     9.241561         503,027      0.51%       -6.14%
              2000 ..........................    0.40%        47,368    10.835167         513,240      0.32%       -0.01%
              1999 ..........................    0.40%        93,526    10.227355         956,524      0.58%       14.41%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Oppenheimer Multiple Strategies
              Fund/VA - Initial Class
              2002 ..........................    0.40%        31,889   $ 9.519297     $   303,561      3.01%       -0.07%
              2001 ..........................    0.40%       104,602    10.590054       1,107,741      2.78%        5.90% 01/02/01

           PIMCO VIT Real Return Portfolio -
              Administrative Shares
              2003 ..........................    0.40%        80,520    11.042000         889,102      2.60%        6.60%

           PIMCO VIT Total Return Portfolio -
              Administrative Shares
              2003 ..........................    0.40%     1,710,314    10.770182      18,420,393      1.56%        4.29%

           Pioneer High Yield VCT Portfolio -
              Class I Shares
              2003 ..........................    0.40%         2,899    12.530969          36,327      4.48%       20.99%

           Royce Capital Fund - Micro Cap
              2003 ..........................    0.40%         6,902    11.796301          81,418      0.00%       16.74%

           Strong GVIT Mid Cap Growth Fund -
              Class I
              2003 ..........................    0.40%         8,286     8.682800          71,946      0.00%       22.19%
              2002 ..........................    0.40%        24,300     8.622836         209,535      0.00%       -0.24%
              2001 ..........................    0.40%        92,325    14.043826       1,296,596      0.00%      -13.94%
              2000 ..........................    0.40%        55,055    20.297188       1,117,462      0.00%        4.83%
              1999 ..........................    0.40%         3,610    13.175713          47,564      0.00%       25.22%

           Strong Opportunity Fund II, Inc.
              2003 ..........................    0.40%       605,071     7.982763       4,830,138      0.00%       15.92%
              2002 ..........................    0.40%       293,274     7.999154       2,345,944      0.00%       -0.15%
              2001 ..........................    0.40%       680,737     9.835165       6,695,161      0.02%       -0.16%

           Strong VIF - Strong Discovery
              Fund II
              2002 ..........................    0.40%         2,265    10.991885          24,897      0.00%       -0.05%

           Strong VIF - Strong International
              Stock Fund II
              2002 ..........................    0.40%        16,203     6.702425         108,599      2.04%       -0.06%
              2001 ..........................    0.40%         1,408     7.903595          11,128      0.00%      -12.64%

           T. Rowe Price Equity Income
              Portfolio - II
              2003 ..........................    0.40%        81,208    11.051965         897,508      0.78%        9.24%

           T. Rowe Price Mid Cap Growth
              Portfolio - II
              2003 ..........................    0.40%           551    12.067409           6,649      0.00%       17.80%

           Van Eck WIT - Worldwide Emerging
              Markets Fund
              2003 ..........................    0.40%        20,652     7.611491         157,193      0.11%       10.19%
              2002 ..........................    0.40%        48,449     7.615025         368,940      0.17%        0.07%
              2001 ..........................    0.40%        88,751     7.236408         642,238      0.00%       -0.92%
              2000 ..........................    0.40%        60,246    11.026051         664,275      0.00%      -12.59%
              1999 ..........................    0.40%        28,682     9.209003         264,133      0.00%       45.64%

           Van Eck WIT - Worldwide Hard
              Assets Fund
              2003 ..........................    0.40%         3,295     8.405896          27,697      0.47%        6.43%
              2002 ..........................    0.40%        15,353     8.905692         136,729      1.11%        0.09%
              2001 ..........................    0.40%        51,643     8.820502         455,517      1.13%       -3.60%
              2000 ..........................    0.40%        50,106     8.552782         428,546      0.92%        3.72%
              1999 ..........................    0.40%        21,849     8.074329         176,416      1.54%       18.01%

           Van Kampen UIF - Emerging Markets
              Debt Portfolio
              2003 ..........................    0.40%        15,095    13.534279         204,300      0.00%       17.31%
              2002 ..........................    0.40%        25,781    10.600221         273,284      0.00%        0.00%
              2001 ..........................    0.40%        39,647    10.113332         400,963      0.00%        4.57%
              2000 ..........................    0.40%        61,253     9.266834         567,621      0.00%        6.30%
              1999 ..........................    0.40%        24,247     7.626214         184,913      0.00%       12.73%

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                 Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
           Van Kampen UIF - Mid Cap Growth
              Portfolio
              2003 ..........................    0.40%           533   $ 4.953343    $      2,640      0.00%       18.40%
              2002 ..........................    0.40%        89,238     4.966341         443,186      0.00%       -0.19%
              2001 ..........................    0.40%         7,287     7.157233          52,155      0.00%      -17.55%

           Van Kampen UIF - U.S. Real Estate
              Portfolio
              2003 ..........................    0.40%        31,022    13.484881         418,328      0.00%       13.81%
              2002 ..........................    0.40%       164,840    13.215439       2,178,433      0.00%        0.10%
              2001 ..........................    0.40%       139,203    11.822324       1,645,703      0.00%        7.86%
              2000 ..........................    0.40%        31,965     9.800269         313,266      5.50%       14.05%
              1999 ..........................    0.40%        29,045     9.668428         280,819      4.25%        8.29%
                                                                                     ------------

     Contract Owners' Equity Total By Year

        2003 ....................................................................    $343,851,998
                                                                                     ============

        2002 ....................................................................    $384,459,073
                                                                                     ============

        2001 ....................................................................    $403,058,607
                                                                                     ============

        2000 ....................................................................    $175,583,776
                                                                                     ============

        1999 ....................................................................    $ 73,514,357
                                                                                     ============

  * This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
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